[GRAPHIC:  Photo of rowers]                  Nations Prime Fund

                                             Nations
                                             Treasury Fund

                                             Nations
                                             Government Money
                                             Market Fund

                                             Nations
                                             Tax Exempt Fund






MONEY
MARKET FUNDS

SEMIANNUAL REPORT FOR THE PERIOD
ENDED SEPTEMBER 30, 2000


                                   [NATIONS FUNDS LOGO]

This Report is submitted for the general information of shareholders of Nations Funds. This material must be preceded or accompanied by a current Nations Funds prospectus.

Nations Funds distributor: Stephens Inc., which is not affiliated with Bank of America N.A., is not a bank, and securities offered by it are not guaranteed by any bank or insured by the FDIC. Stephens Inc., member NYSE, SIPC.

Nations Funds Investment adviser: Banc of America Advisors, Inc.

NOT FDIC INSURED              MAY LOSE VALUE                NO BANK GUARANTEE

PRESIDENTS' MESSAGE
                           Dear Shareholder:

                           The six-month period ended September 30, 2000 proved to be quite unsettling for mutual fund investors. Several factors led to turbulence in U.S. and overseas markets. The Federal Reserve Board's practice of increasing interest rates in an attempt to slow down the economy and keep inflation at bay took a toll on the stock market. Oil prices soared over the summer causing concern across the country as several cities saw gas prices above $2.00 per gallon. The slowing economy affected earnings at a number of leading U.S. companies, causing additional volatility in the stock market. Overseas, the European Central Bank raised interest rates in August -- the fifth rate hike this year -- and the euro fell to a record low. In Japan, the Bank of Japan increased interest rates for the first time in a decade, adding additional strain to an economy that has struggled over the last several years.

                           The only seemingly bright spot for investors during the past six months has been in the bond market. Because of the federal government's budget surplus, the U.S. Treasury has had to buy back many of its long-term securities. The shortage in long-term securities has generally increased returns on these securities, resulting in an inversion of the yield curve -- whereby short-term securities are yielding more than many longer-term securities. This is the first time in a long time that most bond sectors have outperformed both the Standard & Poor's 500 Composite Stock Price Index and the Nasdaq Composite Index*.

                           Now, you're probably asking yourself "Is this a good time to invest in stocks or bonds?" We think the answer is "Yes." While stocks of all sizes have historically outperformed bonds over the long-term, and bonds have performed well this year, a broadly diversified portfolio -- one consisting of both stocks and bonds -- can help you weather market volatility. Remember that the financial markets tend to be cyclical and while one asset class or investment style may be the flavor of the month, it could be out of favor the next.

                           It's also important to note that volatility tends to keep some investors on the sidelines. But waiting for the right time to invest may result in missed opportunities. Disciplined investing requires staying invested through market highs and lows. Investors can also take advantage of dollar cost averaging** during volatile times -- the practice of systematic investing where you seek to buy more shares when prices are low and fewer shares when prices are high, resulting in a lower average share price over time. Remaining invested and regularly investing is key.

                           Whether it's growth vs. value, large cap vs. small cap, stocks vs. bonds, or U.S. vs. international, no single investment style alone will assure that you achieve your long-term financial goals. We believe diversification is the key to long-term success and an investment professional can help you create a portfolio best suited to your risk tolerance and investment time horizon.

                           *The Standard & Poor's 500 Composite Stock Price Index is an unmanaged index of 500 widely held common stocks. It is unavailable for investment. The Nasdaq Composite Index tracks the performance of domestic common stocks traded on the regular Nasdaq market as National Market System traded foreign stocks and ADRs. It is unmanaged and unavailable for investment.

                           **Dollar cost averaging does not ensure a profit or protect against a loss in a declining market. You should carefully consider your ability to make regular investments through periods of fluctuating market conditions.

                           PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

PRESIDENTS' MESSAGE CONTINUED...

                           At Nations Funds, we strongly believe in the value of advice. An investment professional can provide you with market research and analysis, years of investment experience, and work with you to determine the best strategy for surviving short-term volatility and successfully reaching your long-term goals.

                           We remain committed to providing you with world-class investment management and competitive products to help you reach your long-term goals. Should you have any questions or comments on your semiannual report, please contact your investment professional or call us at 1.800.321.7854. You can also visit us online at www.nations-funds.com.

                           Thank you for being a part of the Nations Funds family.

                           Sincerely,

                           /s/ A. Max Walker
                           A. MAX WALKER
                           PRESIDENT AND CHAIRMAN OF THE BOARD
                           NATIONS FUNDS
                                                  /s/ Robert H. Gordon
                                                  ROBERT H. GORDON
                                                  PRESIDENT
                                                  BANC OF AMERICA ADVISORS, INC.

                           September 30, 2000

TABLE OF CONTENTS

                                     NATIONS FUNDS SPECTRUM                                          2
                                     FINANCIAL STATEMENTS
                                     Statements of net assets
                                       Nations Prime Fund                                            3
                                       Nations Treasury Fund                                         6
                                       Nations Government Money Market Fund                          8
                                       Nations Tax Exempt Fund                                       9
                                     Statements of operations                                       25
                                     Statements of changes in net assets                            26
                                     Statement of cash flows                                        28
                                     Schedules of capital stock activity                            29
                                     Financial highlights                                           32
                                     Notes to financial statements                                  40

                            ------------------------------------------------------------------------------
                                NATIONS FUNDS                          [DALBAR LOGO]
                                RECOGNIZED FOR
                                OUTSTANDING                            DALBAR, Inc., is a well-respected
                                CUSTOMER SERVICE                       research firm that measures
                                                                       customer service levels and
                                IN RECOGNITION OF ITS COMMITMENT TO    establishes benchmarks in the
                                PROVIDE SHAREHOLDERS WITH THE          financial services industry.
                                HIGHEST LEVEL OF CUSTOMER SERVICE
                                IN THE MUTUAL FUND INDUSTRY,
                                NATIONS FUNDS RECEIVED THE DALBAR
                                MUTUAL FUND SERVICE AWARD IN 1999.
                            ------------------------------------------------------------------------------

THE NATIONS FUNDS FAMILY OF FUNDS


LOWER RISK/REWARD POTENTIAL

MONEY MARKET FUNDS
Nations Prime Fund
Nations Cash Reserves
Nations Money Market Reserves
Nations Government Money Market Fund
Nations Government Reserves
Nations Treasury Fund
Nations Treasury Reserves
Nations Tax Exempt Fund
Nations Municipal Reserves
Nations California Tax-Exempt Reserves


FIXED INCOME FUNDS
INCOME FUNDS
Nations High Yield Bond Fund
Nations Strategic Income Fund
Nations U.S. Government Bond Fund
Nations Government Securities Fund
Nations Bond Fund
Nations Intermediate Bond Fund
Nations Short-Intermediate Government Fund
Nations Short-Term Income Fund

TAX-EXEMPT INCOME FUNDS
Nations Municipal Income Fund
Nations State-Specific Long-Term Municipal
Bond Funds (CA, FL, GA, KS,
MD, NC, SC, TN, TX, VA)
Nations Intermediate Municipal Bond Fund
Nations State-Specific Intermediate Municipal
Bond Funds (FL, GA, MD,
NC, SC, TN, TX, VA)
Nations Short-Term Municipal Income Fund


DOMESTIC EQUITY FUNDS
GROWTH FUNDS
Nations Small Company Fund
Nations Marsico 21st Century Fund
Nations MidCap Growth Fund
Nations Marsico Focused Equities Fund
Nations Aggressive Growth Fund
Nations Capital Growth Fund
Nations Strategic Growth Fund
Nations Blue Chip Fund

GROWTH AND INCOME FUNDS
Nations Marsico Growth & Income Fund
Nations Value Fund
Nations Equity Income Fund
Nations Asset Allocation Fund
Nations Balanced Assets Fund
Nations Convertible Securities Fund


INTERNATIONAL FUNDS
Nations Emerging Markets Fund
Nations Marsico International Opportunities Fund
Nations International Equity Fund
Nations International Value Fund

HIGHER RISK/REWARD POTENTIAL

     INDEX FUNDS
     Nations Managed Index Fund
     Nations LargeCap Index Fund
     Nations MidCap Index Fund
     Nations SmallCap Index Fund

     ASSET ALLOCATION PORTFOLIOS
     Nations LifeGoal Balanced Growth Portfolio
     Nations LifeGoal Growth Portfolio
     Nations LifeGoal Income and Growth Portfolio

NATIONS FUNDS
Nations Prime Fund
  STATEMENT OF NET ASSETS                         SEPTEMBER 30, 2000 (UNAUDITED)

PRINCIPAL
 AMOUNT                                             VALUE
  (000)                                             (000)
------------------------------------------------------------
            BANK OBLIGATIONS -- 21.5%
            BANK NOTES -- 9.7%
            Bank One, N.A.
$ 75,000    6.650%(+) 10/02/00(++)..............  $   74,976
  35,000    6.709%(+) 12/21/00(++)..............      35,003
  25,000    7.170% 05/08/01.....................      25,000
            First Union National Bank
  75,000    6.890%(+) 10/02/00(++)..............      75,000
  50,000    6.740%(+) 11/30/00(++)..............      50,000
 100,000    Key Bank, N.A.
              6.630%(+) 11/29/00(++)............      99,976
  25,000    National City Bank Cleveland
              6.730% 02/09/01...................      24,996
 133,000    SouthTrust Bank, N.A.
              6.650%(+) 10/02/00(++)............     132,925
  25,000    US Bank, N.A.
              6.635%(+) 12/26/00(++)............      24,994
                                                  ----------
                                                     542,870
                                                  ----------
            CERTIFICATES OF DEPOSIT --
              DOMESTIC -- 0.9%
  50,000    Allfirst Bank
              6.620%(+) 10/09/00(++)............      50,000
                                                  ----------
            CERTIFICATES OF
              DEPOSIT -- EURO -- 0.9%
  50,000    Westdeutsche Landesbanken,
              Girozentrale, (London)
              6.740% 02/28/01...................      50,000
                                                  ----------
            CERTIFICATES OF DEPOSIT --
              YANKEE -- 10.0%
  38,000    Barclays Bank plc, (New York)
              6.680% 02/12/01...................      37,993
  50,000    Bayerische Hypotheken und
              Vereinsbank AG, (New York)
              6.580%(+) 10/02/00(++)............      49,972
  43,000    Bayerische Landesbank Girozentrale,
              (New York)
              6.540%(+) 12/15/00................      42,989
  50,000    Canadian Imperial Bank of Commerce,
              (New York)
              6.618%(+) 10/02/00(++)............      49,980
            Commerzbank AG, (New York)
  25,000    6.700% 02/20/01.....................      24,995
  50,000    6.750% 02/22/01.....................      49,991
  25,000    Credit Locale de France/Credit
              Communal de Belgique, (New York)
              5.960% 10/02/00...................      25,000
            Deutsche Bank AG, (New York)
  50,000    6.150% 10/10/00.....................      50,000
  25,000    6.700% 02/28/01.....................      24,995
  50,000    6.700% 03/14/01.....................      49,989
  50,000    Landesbank Hessen-Thuringen
              Girozentrale, (New York)
              6.885% 04/30/01...................      49,996
  25,000    National Bank of Canada, (New York)
              6.750% 02/09/01...................      24,997

PRINCIPAL
 AMOUNT                                             VALUE
  (000)                                             (000)
------------------------------------------------------------
            CERTIFICATES OF DEPOSIT -- YANKEE -- (CONTINUED)
            Rabobank Nederland, (New York)
$ 50,000    6.490% 01/29/01.....................  $   49,992
  25,000    6.600% 02/01/01.....................      24,996
                                                  ----------
                                                     555,885
                                                  ----------
            TOTAL BANK OBLIGATIONS
              (Cost $1,198,755).................   1,198,755
                                                  ----------
            CORPORATE OBLIGATIONS -- 69.9%
            COMMERCIAL PAPER -- 35.4%
  25,000    Amstel Funding Corporation
              Discount note 12/14/00............      24,666
  40,998    Aon Corporation
              Discount note 10/26/00............      40,812
            AT&T Corporation
  50,000      Discount note 03/15/01............      48,514
 100,000      7.270% 06/14/01#..................     100,000
            Atlantis One Funding Corporation
  25,000      6.525% 02/13/01#..................      24,388
  60,479      Discount note 02/15/01#...........      58,967
 150,000    Concord Minutemen Capital Company
              LLC
              Discount note 10/12/00#...........     149,699
  50,000    Crown Point Capital Company LLC
              Discount note 02/23/01#...........      48,679
            Falcon Asset Securitization
              Corporation
 100,000      Discount note 10/20/00#...........      99,656
  50,000      Discount note 10/25/00#...........      49,783
  25,528      Discount note 10/31/00............      25,389
            Galaxy Funding Corporation
  50,000      6.530% 10/31/00#..................      49,728
  50,000      Discount note 12/15/00#...........      49,322
  50,000    GE Capital International Funding,
              Inc.
              Discount note 02/20/01#...........      48,718
  25,000    General Electric Capital Services,
              Inc.
              Discount note 02/14/01............      24,384
  50,000    Greyhawk Funding LLC
              6.550% 01/31/01#..................      48,890
  75,000    Jupiter Securitization Corporation
              Discount note 10/13/00............      74,837
            Mitsubishi International Corporation
  25,000      Discount note 11/09/00............      24,823
  50,000      Discount note 01/29/01............      48,900
            MOAT Funding LLC
  50,000      Discount note 12/07/00............      49,377
  62,500      Discount note 12/14/00#...........      61,636
  25,000      6.550% 02/14/01#..................      24,381
  50,000      6.500% 02/26/01#..................      48,664
  25,000      Discount note 03/22/01#...........      24,227
            Moriarty Ltd.
  50,000      Discount note 02/07/01............      48,819
  50,000      Discount note 02/14/01............      48,767
  80,000      Discount note 02/20/01#...........      77,946
  50,000    Ness LLC
              6.570% 02/16/01#..................      48,741
 100,000    North Coast Funding LLC
              Discount note 10/30/00#...........      99,472
  51,705    Park Avenue Receivables
              6.510% 10/13/00#..................      51,593

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
Nations Prime Fund
  STATEMENT OF NET ASSETS (CONTINUED)             SEPTEMBER 30, 2000 (UNAUDITED)

PRINCIPAL
 AMOUNT                                             VALUE
  (000)                                             (000)
------------------------------------------------------------
            COMMERCIAL PAPER -- (CONTINUED)
$ 50,000    Salomon Smith Barney Holdings Inc.
              Discount note 10/31/00............  $   49,729
  50,000    Surrey Funding Corporation
              6.510% 10/26/00#..................      49,774
            Tannehill Capital Company LLC
  93,803      Discount note 10/12/00#...........      93,616
  60,572      Discount note 10/13/00#...........      60,440
  25,170      Discount note 10/25/00#...........      25,060
  50,000    Victory Receivables Corporation
              Discount note 10/10/00#...........      49,918
  23,076    World Omni Vehicle Leasing, Inc.
              Discount note 12/12/00............      22,775
                                                  ----------
                                                   1,975,090
                                                  ----------
            CORPORATE BONDS AND NOTES -- 34.5%
  50,000    American Honda Finance Corporation
              6.620%(+) 10/09/00(++)............      50,000
 100,000    AT&T Corporation
              6.751%(+) 10/13/00(++)##..........     100,000
  25,000    Bank One Corporation
              6.714%(+) 12/07/00................      25,001
            Bear, Stearns and Company, Inc.
  75,000      6.750%(+) 10/02/00(++)............      75,000
  50,000      6.810%(+) 10/02/00(++)............      50,000
  50,000      6.670%(+) 10/30/00(++)............      50,000
  50,000    Beta Finance, Inc.
              7.210% 05/08/01##.................      50,000
  50,000    British Telecommunications plc
              6.600%(+) 10/27/00(++)............      49,990
  40,000    Caterpillar, Inc.
              6.700%(+) 12/01/00(++)............      40,000
  50,000    CC (USA) Inc.
              7.470% 05/31/01##.................      50,000
  75,000    CIT Group Inc.
              6.650%(+) 10/02/00(++)............      74,976
  50,000    Constellation Energy Group
              6.739%(+) 12/21/00(++)............      50,000
            Credit Suisse First Boston, Inc.
  15,000      6.759%(+) 10/01/00##..............      15,000
  35,000      6.759%(+) 10/01/00................      35,000
            Goldman Sachs Group, Inc.
 100,000      6.961%(+) 11/01/00(++)##..........     100,038
  25,000      6.840% 02/15/01(--)...............      25,000
  25,000      6.800% 02/27/01(--)...............      25,000
  25,000      6.830% 06/04/01(--)...............      25,000
  50,000    Household Finance Corporation
              6.690%(+) 10/16/00(++)............      50,000
  60,000    K2 (USA) LLC
              7.200% 07/16/01##.................      60,000
            Lehman Brothers Holdings Inc.
  50,000      6.840%(+) 10/02/00(++)............      50,000
  17,000      6.853%(+) 10/02/00(++)............      17,014
  15,500      6.879%(+) 10/04/00(++)............      15,528
  50,000      6.500% 12/01/00...................      49,947

PRINCIPAL
 AMOUNT                                             VALUE
  (000)                                             (000)
------------------------------------------------------------
            CORPORATE BONDS AND NOTES -- (CONTINUED)
            Links Finance LLC
$ 10,000      6.290% 10/18/00##.................  $   10,000
  25,000      6.708%(+) 11/16/00##..............      25,000
  15,000      6.630%(+) 12/15/00(++)............      14,996
            Merrill Lynch and Company
  30,000      6.750%(+) 10/02/00(++)............      29,996
  25,000      6.750%(+) 10/02/00(++)............      24,997
  50,000      6.934%(+) 11/06/00(++)............      50,037
            Morgan Stanley Dean Witter and
              Company
 100,000      6.646%(+) 10/16/00(++)............     100,000
  50,000      6.760%(+) 12/15/00(++)............      50,000
 114,000    SBC Communications Inc.
              6.661%(+) 11/01/00(++)##..........     113,970
  25,000    Sigma Finance, Inc.
              6.743%(+) 10/03/00(++)##..........      25,000
  50,000    SMM Trust Series 2000-A
              6.640%(+) 10/16/00(++)............      50,000
  75,000    SMM Trust Series 2000-E
              6.641%(+) 10/16/00(++)##..........      75,000
  25,000    U.S. Bancorp
              6.674%(+) 10/20/00(++)............      25,008
 200,000    Unilever Capital Corporation
              6.683%(+) 10/09/00(++)##..........     200,000
                                                  ----------
                                                   1,926,498
                                                  ----------
            TOTAL CORPORATE OBLIGATIONS
              (Cost $3,901,588).................   3,901,588
                                                  ----------
            FUNDING AGREEMENTS -- 4.0%
            Anchor National Life Insurance
              Company
  50,000      6.890%(+) 10/02/00(++)(--)........      50,000
  25,000      6.839%(+) 12/01/00(++)(--)........      25,000
  50,000    First Allmerica Financial Life
              Insurance Company
              6.760%(+) 11/24/00(--)............      50,000
  25,000    GE Life and Annuity Assurance
              Company
              6.599%(+) 10/02/00(++)(--)........      25,000
  50,000    Sun America Life Insurance Company
              of America
              6.869%(+) 10/02/00(++)(--)........      50,000
  25,000    Travelers Life Insurance Company
              6.688%(+) 10/05/00(++)(--)........      25,000
                                                  ----------
            TOTAL FUNDING AGREEMENTS
              (Cost $225,000)...................     225,000
                                                  ----------
            REPURCHASE AGREEMENTS -- 4.2%
  90,000    Agreement with Goldman Sachs and
              Company, 6.730% dated 09/29/00 to
              be repurchased at $90,050 on
              10/02/00 collateralized by:
              $92,350 Various Commercial Paper,
              discount note -
              6.510% due 10/05/00 - 12/07/00....      90,000

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
Nations Prime Fund
  STATEMENT OF NET ASSETS (CONTINUED)             SEPTEMBER 30, 2000 (UNAUDITED)

PRINCIPAL
 AMOUNT                                             VALUE
  (000)                                             (000)
------------------------------------------------------------
            REPURCHASE AGREEMENTS -- (CONTINUED)
$100,000    Agreement with J.P. Morgan
              Securities Inc., 6.780% dated
              09/29/00 to be repurchased at
              $100,057 on 10/02/00
              collateralized by: $102,000 Euro
              Certificate of Deposit,
              6.590% due 12/05/00...............  $  100,000
  42,307    Agreement with Lehman Brothers Inc.,
              6.800% dated 09/29/00 to be
              repurchased at $42,331 on 10/02/00
              collateralized by: $43,155 Various
              Commercial Paper, discount note
              due 11/16/00 - 03/22/01...........      42,307
                                                  ----------
            TOTAL REPURCHASE AGREEMENTS
              (Cost $232,307)...................     232,307
                                                  ----------


            TOTAL INVESTMENTS
              (Cost $5,557,650*).......   99.6%    5,557,650
                                                  ----------
            OTHER ASSETS AND
              LIABILITIES (NET)........    0.4%
            Receivable for investment
              securities sold.................    $  250,817
            Receivable for Fund shares sold...        89,549
            Interest receivable...............        46,163
            Payable for Fund shares
              redeemed........................       (82,858)
            Investment advisory fee payable...          (957)
            Administration fee payable........          (370)
            Shareholder servicing and
              distribution fees payable.......          (828)
            Due to custodian..................           (10)
            Distributions payable.............       (21,506)
            Payable for investment securities
              purchased.......................      (257,687)
            Accrued Trustees'/Directors' fees
              and expenses....................          (229)
            Accrued expenses and other
              liabilities.....................          (901)
                                                  ----------
            TOTAL OTHER ASSETS AND LIABILITIES
              (NET)...........................        21,183
                                                  ----------
            NET ASSETS.................  100.0%   $5,578,833
                                                  ==========
            NET ASSETS CONSIST OF:
            Accumulated net realized loss on
              investments sold................    $     (654)
            Paid-in capital...................     5,579,487
                                                  ----------
            NET ASSETS........................    $5,578,833
                                                  ==========


                                                    VALUE
------------------------------------------------------------
            NET ASSET VALUE, OFFERING AND
              REDEMPTION PRICE PER SHARE
            PRIMARY A SHARES:
            ($3,215,027,427 / 3,215,511,016
              shares outstanding).............         $1.00
                                                       =====
            PRIMARY B SHARES:
            ($11,220,073 / 11,223,769 shares
              outstanding)....................         $1.00
                                                       =====
            INVESTOR A SHARES:
            ($558,274,738 / 558,380,146 shares
              outstanding)....................         $1.00
                                                       =====
            INVESTOR B SHARES:
            ($717,458,469 / 717,570,564 shares
              outstanding)....................         $1.00
                                                       =====
            INVESTOR C SHARES:
            ($5,504,670 / 5,506,663 shares
              outstanding)....................         $1.00
                                                       =====
            DAILY SHARES:
            ($1,055,003,215 / 1,055,404,504
              shares outstanding).............         $1.00
                                                       =====
            MARSICO SHARES:
            ($16,344,141 / 16,344,210 shares
              outstanding)....................         $1.00
                                                       =====

---------------

  *  Aggregate cost for federal tax purposes.
 (+) Floating rate security. The interest rate shown reflects the rate in effect at September 30, 2000.
(++) Reset date. Interest rates reset either daily, weekly,
     monthly, quarterly or semi-annually.
(--) Restricted Security (Note 5).
  # Security not registered under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional buyers.
 ## Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional buyers.

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
Nations Treasury Fund
  STATEMENT OF NET ASSETS                         SEPTEMBER 30, 2000 (UNAUDITED)

PRINCIPAL
 AMOUNT                                             VALUE
  (000)                                             (000)
------------------------------------------------------------
            U.S. TREASURY OBLIGATIONS -- 15.6%
            U.S. TREASURY NOTES -- 15.6%
$ 20,000    4.000% 10/31/00.....................  $   19,969
  50,000    5.750% 11/15/00.....................      49,971
  25,000    5.375% 02/15/01.....................      24,906
  25,000    5.000% 04/30/01.....................      24,751
  55,000    6.250% 04/30/01.....................      54,855
  25,000    5.625% 05/15/01.....................      24,884
  25,000    5.250% 05/31/01.....................      24,776
  20,000    5.500% 07/31/01.....................      19,870
  25,000    6.500% 08/31/01.....................      25,009
                                                  ----------
            TOTAL U.S. TREASURY OBLIGATIONS
              (Cost $268,991)...................     268,991
                                                  ----------
            REPURCHASE AGREEMENTS -- 84.4%
 333,944    Agreement with ABN AMRO Inc., 6.510%
              dated 09/29/00 to be repurchased
              at $334,125 on 10/02/00
              collateralized by: $248,114 U.S.
              Treasury Strips, Interest Only,
              due 05/15/04 - 08/15/16; $92,509
              U.S. Treasury Strips, Principal
              Only, due 11/15/15 - 11/15/18.....     333,944
  70,000    Agreement with Barclays Capital
              Inc., 6.500% dated 09/29/00 to be
              repurchased at $70,038 on 10/02/00
              collateralized by: $29,953 U.S.
              Treasury Note, 6.500% due
              05/31/01; $41,448 U.S. Treasury
              Bond, 11.750% due 12/15/01........      70,000
  70,000    Agreement with Bear, Stearns and
              Company, Inc., 6.650% dated
              09/29/00 to be repurchased at
              $70,039 on 10/02/00 collateralized
              by: $61,006 GNMA, 7.500% - 8.000%
              due 05/15/30 - 09/15/30; $10,801
              GNMA II, 8.000% due 08/20/30......      70,000
  50,000    Agreement with Credit Suisse First
              Boston Corporation, 6.630% dated
              09/29/00 to be repurchased at
              $50,028 on 10/02/00 collateralized
              by: $48,876 GNMA, 6.500% - 11.000%
              due 01/15/02 - 02/15/30; $2,146
              GNMA II, 7.000% due 09/20/29......      50,000
  70,000    Agreement with Deutsche Bank
              Securities Inc., 6.450% dated
              09/29/00 to be repurchased at
              $70,038 on 10/02/00 collateralized
              by: $71,400 U.S. Treasury Bonds,
              6.625% - 9.125% due 02/15/07 -
              02/15/27..........................      70,000
  70,000    Agreement with First Union
              Securities, Inc., 6.650% dated
              09/29/00 to be repurchased at
              $70,039 on 10/02/00 collateralized
              by: $71,400 GNMA, 5.500% - 8.250%
              due 09/15/23 - 09/15/30...........      70,000

PRINCIPAL
 AMOUNT                                             VALUE
  (000)                                             (000)
------------------------------------------------------------
            REPURCHASE AGREEMENTS -- (CONTINUED)
$ 70,000    Agreement with Goldman Sachs and
              Company, 6.530% dated 09/27/00 to
              be repurchased at $70,076 on
              10/03/00 collateralized by:
              $71,400 GNMA, 6.000% - 14.000% due
              11/15/00 - 09/15/30...............  $   70,000
  70,000    Agreement with J.P. Morgan
              Securities Inc., 6.480% dated
              09/29/00 to be repurchased at
              $70,038 on 10/02/00 collateralized
              by: $40,897 U.S. Treasury Notes,
              5.875% - 7.500% due 11/15/01 -
              11/15/04; $19,051 U.S. Treasury
              Bonds, 10.375% - 10.750% due
              05/15/03 - 11/15/12; $11,453 U.S.
              Treasury Bill, discount note due
              01/25/01..........................      70,000
  70,000    Agreement with Lehman Brothers Inc.,
              6.550% dated 09/29/00 to be
              repurchased at $70,038 on 10/02/00
              collateralized by: $71,381 U.S.
              Treasury Notes, 6.500% - 6.750%
              due 05/15/05 - 02/15/10...........      70,000
  70,000    Agreement with Morgan Stanley Dean
              Witter and Company, 6.470% dated
              09/27/00 to be repurchased at
              $70,075 on 10/03/00 collateralized
              by: $71,470 U.S. Treasury Strip,
              Principal Only, due 11/15/26......      70,000
  70,000    Agreement with Salomon Smith Barney
              Inc., 6.375% dated 09/29/00 to be
              repurchased at $70,037 on 10/03/00
              collateralized by: $36,788 U.S.
              Treasury Notes, 5.625% - 6.625%
              due 06/30/01 - 09/30/01; $17,256
              U.S. Treasury Bond, 12.500% due
              08/15/14; $17,398 U.S. Treasury
              Bill, discount note due
              01/25/01..........................      70,000
 300,000    Agreement with Salomon Smith Barney
              Inc., 6.650% dated 09/29/00 to be
              repurchased at $300,166 on
              10/02/00 collateralized by:
              $1,375,990 GNMA, 5.500% - 9.000%
              due 01/20/23 - 05/15/30...........     300,000
  70,000    Agreement with UBS Warburg, 6.520%
              dated 09/29/00 to be repurchased
              at $70,038 on 10/02/00
              collateralized by: $71,403 U.S.
              Treasury Note, 3.875% due
              01/15/09..........................      70,000
  70,000    Agreement with Westdeutsche
              Landesbank, Girozentrale, 6.480%
              dated 09/29/00 to be repurchased
              at $70,038 on 10/02/00
              collateralized by: $36,359 U.S.
              Treasury Bonds, 6.500% - 11.125%
              due 08/15/03 - 11/15/26; $35,059
              U.S. Treasury Note, 7.500% due
              02/15/05..........................      70,000
                                                  ----------
            TOTAL REPURCHASE AGREEMENTS
              (Cost $1,453,944).................   1,453,944
                                                  ----------

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
Nations Treasury Fund
  STATEMENT OF NET ASSETS (CONTINUED)             SEPTEMBER 30, 2000 (UNAUDITED)

                                                     VALUE
                                                     (000)
-------------------------------------------------------------
            TOTAL INVESTMENTS
              (Cost $1,722,935*)........  100.0%  $ 1,722,935
                                                  -----------
            OTHER ASSETS AND LIABILITIES
              (NET).....................    0.0%
            Receivable for investment
              securities sold..................   $ 1,339,639
            Receivable for Fund shares sold....         5,872
            Interest receivable................         5,752
            Payable for Fund shares redeemed...        (7,637)
            Investment advisory fee payable....          (318)
            Administration fee payable.........          (113)
            Shareholder servicing and
              distribution fees payable........          (342)
            Due to custodian...................           (25)
            Distributions payable..............        (7,703)
            Payable for investment securities
              purchased........................    (1,333,813)
            Accrued Trustees'/Directors' fees
              and expenses.....................          (156)
            Accrued expenses and other
              liabilities......................          (477)
                                                  -----------
            TOTAL OTHER ASSETS AND LIABILITIES
              (NET)............................           679
                                                  -----------
            NET ASSETS..................  100.0%  $ 1,723,614
                                                  ===========
            NET ASSETS CONSIST OF:
            Accumulated net realized loss on
              investments sold.................   $      (191)
            Paid-in capital....................     1,723,805
                                                  -----------
            NET ASSETS.........................   $ 1,723,614
                                                  ===========


                                                     VALUE
-------------------------------------------------------------
            NET ASSET VALUE, OFFERING AND
              REDEMPTION PRICE PER SHARE
            PRIMARY A SHARES:
            ($488,610,743 / 488,907,095 shares
              outstanding).....................         $1.00
                                                        =====
            PRIMARY B SHARES:
            ($9,269,843 / 9,276,507 shares
              outstanding).....................         $1.00
                                                        =====
            INVESTOR A SHARES:
            ($935,246,591 / 935,826,288 shares
              outstanding).....................         $1.00
                                                        =====
            INVESTOR B SHARES:
            ($179,556,363 / 179,669,877 shares
              outstanding).....................         $1.00
                                                        =====
            INVESTOR C SHARES:
            ($113,815 / 113,869 shares
              outstanding).....................         $1.00
                                                        =====
            DAILY SHARES:
            ($110,816,761 / 110,909,911 shares
              outstanding).....................         $1.00
                                                        =====

---------------

* Aggregate cost for federal tax purposes.

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
Nations Government Money Market Fund
  STATEMENT OF NET ASSETS                         SEPTEMBER 30, 2000 (UNAUDITED)

PRINCIPAL
 AMOUNT                                              VALUE
  (000)                                              (000)
------------------------------------------------------------
            U.S. GOVERNMENT AND AGENCY OBLIGATIONS -- 99.7%
            FEDERAL FARM CREDIT BANK
              (FFCB) -- 2.2%
$  7,608    6.350% 02/01/01.......................  $  7,603
                                                    --------
            FEDERAL HOME LOAN BANK (FHLB) -- 87.2%
  25,000    6.445%(+) 10/02/00(++)................    24,984
  25,000    6.480%(+) 10/02/00(++)................    24,986
  25,000    6.421%(+) 10/16/00(++)................    24,985
  20,000    6.441%(+) 10/23/00(++)................    19,990
  10,000    6.431%(+) 10/26/00(++)................     9,994
  10,000    6.500% 03/15/01.......................     9,996
  30,000    6.660% 04/06/01.......................    29,991
  10,000    5.750% 04/30/01.......................     9,940
  20,000    6.875% 07/03/01.......................    20,006
   7,890    Discount note 10/02/00................     7,889
   5,000    Discount note 10/13/00................     4,989
  56,848    Discount note 10/18/00................    56,676
  32,641    Discount note 10/25/00................    32,501
  10,000    Discount note 01/24/01................     9,794
  10,000    Discount note 05/25/01................     9,561
                                                    --------
                                                     296,282
                                                    --------
            STUDENT LOAN MARKETING ASSOCIATION
              (SLMA) -- 10.3%
  25,000    6.883%(+) 10/04/00....................    25,000
  10,000    6.863%(+) 10/06/00(++)................    10,000
                                                    --------
                                                      35,000
                                                    --------
            TOTAL U.S. GOVERNMENT AND AGENCY
              OBLIGATIONS
              (Cost $338,885).....................   338,885
                                                    --------

            TOTAL INVESTMENTS
              (Cost $338,885*)..........   99.7%    338,885
                                                   --------
            OTHER ASSETS AND
              LIABILITIES (NET).........    0.3%
            Cash................................   $      1
            Receivable for investment securities
              sold..............................     14,856
            Receivable for Fund shares sold.....          4
            Interest receivable.................      2,817
            Payable for Fund shares redeemed....     (6,960)
            Investment advisory fee payable.....        (39)
            Administration fee payable..........        (23)
            Shareholder servicing and
              distribution fees payable.........        (24)
            Distributions payable...............     (1,654)
            Payable for investment securities
              purchased.........................     (7,886)
            Accrued Trustees'/Directors' fees
              and expenses......................        (40)
            Accrued expenses and other
              liabilities.......................        (77)
                                                   --------
            TOTAL OTHER ASSETS AND
              LIABILITIES (NET).................        975
                                                   --------
            NET ASSETS..................  100.0%   $339,860
                                                   ========

                                                    VALUE
                                                    (000)
-----------------------------------------------------------
            NET ASSETS CONSIST OF:
            Accumulated net realized loss on
              investments sold..................   $    (59)
            Paid-in capital.....................    339,919
                                                   --------
            NET ASSETS..........................   $339,860
                                                   ========
            NET ASSET VALUE, OFFERING
              AND REDEMPTION PRICE PER
              SHARE
            PRIMARY A SHARES:
            ($243,233,494 / 243,272,092 shares
              outstanding)......................      $1.00
                                                      =====
            PRIMARY B SHARES:
            ($700,232 / 700,587 shares
              outstanding)......................      $1.00
                                                      =====
            INVESTOR A SHARES:
            ($7,455,369 / 7,457,489 shares
              outstanding)......................      $1.00
                                                      =====
            INVESTOR B SHARES:
            ($72,372,647 / 72,387,184 shares
              outstanding)......................      $1.00
                                                      =====
            INVESTOR C SHARES:
            ($466,780 / 466,787 shares
              outstanding)......................      $1.00
                                                      =====
            DAILY SHARES:
            ($15,631,858 / 15,635,498 shares
              outstanding)......................      $1.00
                                                      =====

---------------

  *  Aggregate cost for federal tax purposes.

 (+) Floating rate security. The interest rate shown reflects the rate in effect at September 30, 2000.

(++) Reset date. Interest rates reset either daily, weekly or monthly.

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
Nations Tax Exempt Fund
  STATEMENT OF NET ASSETS                         SEPTEMBER 30, 2000 (UNAUDITED)

PRINCIPAL
 AMOUNT                                             VALUE
  (000)                                             (000)
------------------------------------------------------------
            MUNICIPAL BONDS AND NOTES -- 100.2%
            ALABAMA -- 3.7%
$  8,265    Alabama Housing Finance Authority
              Multi-Family Housing Revenue
              Refunding, (Rime Village
              Apartments - Hoover Project)
              Series 1996A, (FNMA Collateral
              Agreement),
              5.600% 06/15/26**#................  $    8,265
  10,775    Alabama Housing Finance Authority
              Multi-Family Housing Revenue
              Refunding, (Rime Village
              Apartments - Huntsville Project)
              Series 1996B, (FNMA Collateral
              Agreement),
              5.600% 06/15/26**#................      10,775
  17,400    Alabama Special Care Facilities
              Financing Authority Hospital
              Revenue, (Montgomery Hospital
              Project) Series 1985, (FGIC
              Insured, Barclays Bank SBPA),
              5.550% 04/01/15**.................      17,400
  17,340    Birmingham, Alabama Special Care
              Facilities Financing Authority
              Revenue, (Baptist Medical Center
              Project) Series 2000, (Merrill
              Lynch guarantee, Merrill Lynch
              SBPA),
              5.720% 11/01/02**#................      17,340
  20,400    Daphne, Alabama Special Care
              Facilities Financing Authority
              Revenue, (Mercy Medical Project)
              Series 1997, (AmSouth Bank LOC),
              5.550% 12/01/27**.................      20,400
   3,800    Gadsen, Alabama Industrial
              Development Board PCR Refunding,
              (Alabama Power Company Project)
              Series 1994,
              5.650% 06/01/15**.................       3,800
     560    Homewood, Alabama Industrial
              Development Board Revenue
              Refunding, (Keebler Company
              Project) Series 1993, (Bank of
              Nova Scotia LOC),
              5.550% 11/01/04**.................         560
   9,360    Mobile, Alabama ASMS Public
              Educational Building Authority
              Revenue, (Alabama High School Math
              and Science Foundation Project)
              Series 1997, (AmSouth Bank of
              Alabama LOC),
              5.600% 07/01/22**.................       9,360
                                                  ----------
                                                      87,900
                                                  ----------
            ALASKA -- 0.5%
  12,500    Alaska Industrial Development and
              Export Authority Exempt Facilities
              Revenue, (AMAX Gold, Inc. Project)
              Series 1997, AMT, (Bank of Nova
              Scotia LOC),
              5.650% 05/01/09**.................      12,500
                                                  ----------

PRINCIPAL
 AMOUNT                                             VALUE
  (000)                                             (000)
------------------------------------------------------------
            ARIZONA -- 0.2%
$  3,700    Goodyear, Arizona Industrial
              Development Authority IDR, (Walle
              Corporation Project) Series 1995,
              AMT, (Bank One Kentucky, N.A.
              LOC),
              5.600% 05/01/15**#................  $    3,700
                                                  ----------
            ARKANSAS -- 0.9%
  11,500    Crossett, Arkansas PCR Refunding,
              (Georgia-Pacific Corporation
              Project) Series 1998, (SunTrust
              Bank LOC),
              5.550% 08/01/04**#................      11,500
   6,300    Little Rock, Arkansas Metrocentre
              District Number 1 Improvement
              Revenue, (Little Rock Newspapers,
              Inc. Project) Series 1985, (Bank
              of New York LOC),
              5.600% 12/01/25**#................       6,300
   3,250    Lowell, Arkansas IDR, (Little Rock
              Newspapers, Inc. Project) Series
              1996, AMT, (Bank of New York LOC),
              5.600% 06/01/31**#................       3,250
                                                  ----------
                                                      21,050
                                                  ----------
            CALIFORNIA -- 2.6%
  19,725    California Higher Education Loan
              Authority Inc. Student Loan
              Revenue Refunding, Sr. Lien,
              Series 1992A-1, (SLMA Guarantee),
              Mandatory Put Bond,
              4.400% 07/01/01...................      19,725
  10,000    California Higher Education Loan
              Authority Inc. Student Loan
              Revenue Refunding, Sr. Lien,
              Series 1992A-2-6, (SLMA Guarantee)
              Mandatory Put 4/01/01,
              4.300% 12/01/02...................      10,000
  10,000    California Higher Education Loan
              Authority Inc. Student Loan
              Revenue Refunding, Sr. Lien,
              Series 1992A-4, (SLMA Guarantee)
              Mandatory Put 04/01/01,
              4.350% 03/01/05...................      10,000
   1,400    Los Angeles, California Regional
              Airports Improvement Corporation
              Lease Revenue, (American Airlines
              Inc. Project) Series 1984C,
              (Wachovia Bank of Georgia LOC),
              5.500% 12/01/24**.................       1,400
   2,200    Los Angeles, California Regional
              Airports Improvement Corporation
              Lease Revenue, (American Airlines
              Inc. Project) Series 1984G,
              (Wachovia Bank of Georgia LOC),
              5.500% 12/01/24**.................       2,200
   1,600    Los Angeles, California Regional
              Airports Improvement Corporation
              Lease Revenue, (American Airlines,
              Inc. Project) Series 1984D,
              (Wachovia Bank of Georgia, N.A.
              LOC),
              5.500% 12/01/24**.................       1,600

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
Nations Tax Exempt Fund
  STATEMENT OF NET ASSETS (CONTINUED)             SEPTEMBER 30, 2000 (UNAUDITED)

PRINCIPAL
 AMOUNT                                             VALUE
  (000)                                             (000)
------------------------------------------------------------
            CALIFORNIA -- (CONTINUED)
$  3,100    Los Angeles, California Regional
              Airports Improvement Corporation
              Lease Revenue, (Los Angeles
              International Airport Project)
              Series 1985, (Societe Generale
              LOC),
              5.500% 12/01/25**.................  $    3,100
  13,000    Los Angeles, California Regional
              Airports Improvement Corporation
              Terminal Facilities Revenue, (LAX
              Two Corporation - Los Angeles
              International Airport Project)
              Series 1989, AMT, (Societe
              Generale LOC),
              5.550% 12/01/25**.................      13,000
                                                  ----------
                                                      61,025
                                                  ----------
            COLORADO -- 2.8%
   5,050    Adams County, Colorado Multi-Family
              Housing Revenue, (Hunter's Cove
              Project) Series 1985A, (FHLMC
              Guarantee),
              5.850% 01/15/14**.................       5,050
   8,555    Arapahoe County, Colorado
              Multi-Family Revenue Refunding,
              (Stratford Station Project) Series
              1994, (FNMA Collateral Agreement),
              5.700% 11/01/17**.................       8,555
   9,600    Colorado Housing Finance Authority,
              Revenue Refunding, (Multi-Family
              Central Park Project) Series 1996,
              (FNMA Collateral Agreement),
              5.555% 10/15/16**.................       9,600
   3,500    Denver City and County, Colorado
              Airport Revenue, Series 1992F,
              AMT, (Dexia Credit Local de France
              LOC),
              5.550% 11/15/25**.................       3,500
   5,000    Denver City and County, Colorado
              Airport Revenue, Series 1992G,
              AMT, (Dexia Credit Local de France
              LOC),
              5.550% 11/15/25**.................       5,000
   4,285    Denver City and County, Colorado
              Multi-Family Housing Revenue
              Refunding, (Regency Park Project)
              Series 1989B, (Commerzbank A.G.
              LOC),
              5.050% 12/15/14**.................       4,285
   5,305    El Paso County, Colorado
              Multi-Family Housing Revenue
              Refunding, (Briarglen Apartments
              Project) Series 1995, (FHLMC
              Guarantee),
              5.700% 12/01/24**#................       5,305
   1,100    Moffat County, Colorado PCR,
              (Pacificorp Project) Series 1994,
              AMT, (AMBAC Insured, Bank of New
              York SBPA),
              5.550% 05/01/13**.................       1,100
  25,500    Moffat County, Colorado PCR,
              (Tri-State Colorado - Utah
              Electric Cooperative Project)
              Series 1984, (AMBAC Insured,
              Societe Generale SBPA),
              5.550% 07/01/10**.................      25,500
                                                  ----------
                                                      67,895
                                                  ----------

PRINCIPAL
 AMOUNT                                             VALUE
  (000)                                             (000)
------------------------------------------------------------
            DELAWARE -- 4.1%
$ 30,000    Delaware State Economic Development
              Authority IDR, (Clean Power
              Project) Series 1997D, AMT,
              (Motiva Enterprises LLC
              Guarantee),
              5.850% 08/01/29**.................  $   30,000
  15,000    Delaware State Economic Development
              Authority IDR, (Star Enterprise
              Project) Series 1997B, AMT,
              (Motiva Enterprises LLC
              Guarantee),
              5.750% 08/01/29**.................      15,000
   7,500    Delaware State Economic Development
              Authority Revenue, (Hospital
              Billing and Collection Services,
              Inc. Project) Series 1985A, (AMBAC
              Insured, Morgan Stanley SBPA),
              5.650% 12/01/15**.................       7,500
  29,850    Delaware State Economic Development
              Authority Revenue, (Hospital
              Billing and Collection Services,
              Inc. Project) Series 1985B, (AMBAC
              Insured, Morgan Stanley SBPA),
              5.500% 12/01/15**.................      29,850
  14,920    Delaware State Economic Development
              Authority Revenue, (Hospital
              Billing and Collection Services,
              Inc. Project) Series 1985C, (AMBAC
              Insured, Morgan Stanley SBPA),
              5.500% 12/01/15**.................      14,920
                                                  ----------
                                                      97,270
                                                  ----------
            DISTRICT OF COLUMBIA -- 0.3%
   6,700    District of Columbia GO, Series
              1992A-3, (Societe Generale LOC),
              5.600% 10/01/07**.................       6,700
                                                  ----------
            FLORIDA -- 1.5%
  11,790    Broward County, Florida Housing
              Finance Authority Multi-Family
              Housing Revenue, (Harbour Town
              Project) Series 1999PT-1166,
              (Merrill Lynch Guarantee, Merrill
              Lynch SBPA),
              5.770% 12/01/25**#(--)............      11,790
   6,100    Dade County, Florida Special
              Revenue, (Youth Fair and
              Exposition Project) Series 1995,
              (SunTrust Bank of Central Florida
              LOC),
              5.600% 08/01/15**.................       6,100
   3,645    Manatee County, Florida Housing
              Finance Authority Multi-Family
              Mortgage Revenue, (Hampton Court
              Project) Series 1989A, (Credit
              Suisse First Boston LOC),
              5.400% 06/01/07**#................       3,645
  11,900    Miami, Florida Health Facilities
              Authority Health Facilities
              Revenue, (Miami Jewish Home and
              Hospital Project) Series 1996,
              (SunTrust Bank Miami LOC),
              5.600% 12/01/16**#................      11,900

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
Nations Tax Exempt Fund
  STATEMENT OF NET ASSETS (CONTINUED)             SEPTEMBER 30, 2000 (UNAUDITED)

PRINCIPAL
 AMOUNT                                             VALUE
  (000)                                             (000)
------------------------------------------------------------
            FLORIDA -- (CONTINUED)
$  2,750    St. Lucie County, Florida IDR
              Refunding, (Florida Convalescent
              Centers Project) Series 1988,
              (Toronto Dominion Bank LOC),
              4.400% 01/01/11**.................  $    2,750
                                                  ----------
                                                      36,185
                                                  ----------
            GEORGIA -- 10.6%
   3,100    Bartow County, Georgia Development
              Authority PCR, (Georgia Power
              Company - Bowden Project) Series
              1998,
              5.600% 03/01/24**.................       3,100
   5,300    Bibb County, Georgia Development
              Authority Revenue, (First
              Presbyterian Day School Project)
              Series 1999, (SunTrust Bank of
              Georgia LOC),
              5.600% 05/01/19#..................       5,300
   1,500    Burke County, Georgia Development
              Authority PCR, (Georgia Power
              Company - Vogtle Project) Series
              1996,
              5.600% 09/01/26**.................       1,500
  10,300    Clayton County, Georgia Hospital
              Authority Revenue Anticipation
              Certificates, (Southern Regional
              Medical Center Project) Series
              1998B, (SunTrust Bank LOC),
              5.600% 08/01/19**#................      10,300
   3,380    Clayton County, Georgia Housing
              Authority Multi-Family Housing
              Revenue Refunding, (Village Rouge
              Apartments Project) Series 1990C,
              (FSA Insured, Societe Generale
              SBPA),
              5.500% 01/01/21**.................       3,380
   1,695    Cobb County, Georgia IDR,
              (Datagraphic Inc. Project) Series
              1990, AMT, (SouthTrust Bank of
              Alabama LOC),
              4.600% 05/01/05**.................       1,695
   3,400    Cobb County, Georgia Residential
              Care Facilities for the Elderly
              Authority, (North Georgia
              Presbyterian Homes, Inc. Project)
              Series 1993, (SunTrust Bank LOC),
              5.600% 08/01/18**#................       3,400
  14,800    Cobb-Marietta, Georgia Coliseum and
              Exhibit Hall Authority Revenue,
              Jr. Lien, Series 1996A, (MBIA
              Insured, Canadian Imperial Bank of
              Commerce SBPA),
              5.500% 10/01/26**#................      14,800
   2,785    College Park, Georgia Business and
              Industrial Development Authority
              Revenue Refunding, (College Park
              Association Project) Series 1997,
              (Bank of New York LOC),
              5.500% 06/01/14**#................       2,785

PRINCIPAL
 AMOUNT                                             VALUE
  (000)                                             (000)
------------------------------------------------------------
            GEORGIA -- (CONTINUED)
$  2,250    Columbus, Georgia Housing Authority
              Multi-Family Housing Revenue
              Refunding, (Quail Ridge Project)
              Series 1988, (Columbus Bank &
              Trust LOC),
              5.800% 02/01/05**.................  $    2,250
   2,815    Columbus, Georgia Industrial and
              Port Development Commission
              Revenue Refunding, (Parisian, Inc.
              Project) Series 1995, (Columbus
              Bank & Trust LOC),
              5.900% 04/01/07**#................       2,815
   4,280    DeKalb County, Georgia Development
              Authority Industrial Educational
              Revenue, (Catholic School
              Properties, Inc. Project) Series
              1999, (Wachovia Bank, N.A. LOC),
              5.600% 04/01/24**#................       4,280
   6,715    DeKalb County, Georgia Development
              Authority Revenue, (American
              Cancer Society, Inc. Project)
              Series 1988, (SunTrust Bank LOC),
              5.600% 05/01/13#..................       6,715
   2,860    DeKalb County, Georgia Hospital
              Authority Revenue Anticipation
              Certificates, (DeKalb Medical
              Center, Inc. Project) Series 1994,
              (SunTrust Bank LOC),
              5.600% 09/01/09**#................       2,860
  10,650    DeKalb County, Georgia Housing
              Authority Multi-Family Housing
              Revenue Refunding, (Camden Brook
              Project) Series 1995, (FNMA
              Collateral Agreement),
              5.650% 06/15/25**.................      10,650
  14,935    DeKalb County, Georgia Housing
              Authority Multi-Family Housing
              Revenue Refunding, (Wood Terrace
              Apartments Project) Series 1995,
              (FNMA Collateral Agreement),
              5.600% 12/15/15**.................      14,935
   5,430    DeKalb County, Georgia Housing
              Authority Multi-Family Housing
              Revenue, (Haystack Apartments
              Project) Series 1995, AMT,
              (General Electric Capital
              Corporation Guarantee),
              5.600% 12/01/20**#................       5,430
   7,475    DeKalb County, Georgia Housing
              Authority Multi-Family Housing
              Revenue, (Stone Mill Run
              Apartments Project) Series 1995A,
              AMT, (First Tennessee Bank, N.A.
              LOC),
              5.800% 08/01/27**.................       7,475
   5,300    DeKalb County, Georgia Industrial
              Development Authority IDR, (A.G.
              Rhodes Home Inc. Project) Series
              1996, (SunTrust Bank LOC),
              5.600% 03/01/21**#................       5,300

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
Nations Tax Exempt Fund
  STATEMENT OF NET ASSETS (CONTINUED)             SEPTEMBER 30, 2000 (UNAUDITED)

PRINCIPAL
 AMOUNT                                             VALUE
  (000)                                             (000)
------------------------------------------------------------
            GEORGIA -- (CONTINUED)
$  5,250    DeKalb County, Georgia Industrial
              Development Authority IDR,
              (Radiation Sterilizers Inc.
              Project) Series 1985, (Comerica
              Bank LOC),
              4.500% 03/01/05**#................  $    5,250
   5,000    Floyd County, Georgia Development
              Authority University and College
              Improvement Revenue, (Berry
              College, Inc. Project) Series
              1999, (Sun Trust Bank LOC),
              5.600% 03/01/24**.................       5,000
  26,900    Fulton County, Georgia Development
              Authority Revenue, (Catholic
              School Properties, Inc. Project)
              Series 1999, (Wachovia Bank, N.A.
              LOC),
              5.600% 04/01/24**#................      26,900
  12,500    Fulton County, Georgia Development
              Authority Revenue, (Robert W.
              Woodruff Arts Center Project)
              Series 1993, (Wachovia Bank of
              Georgia LOC),
              5.600% 08/01/18**#................      12,500
   3,000    Fulton County, Georgia Development
              Authority Revenue, (Spelman
              College Project) Series 1996,
              (SunTrust Bank LOC),
              5.600% 06/01/16**#................       3,000
   2,400    Greene County, Georgia Industrial
              Development Authority IDR,
              (Chipman-Union, Inc. Project)
              Series 1995A, AMT, (SunTrust Bank
              LOC),
              5.700% 03/01/05**#................       2,400
   7,500    Gwinnett County, Georgia Industrial
              Development Authority IDR, (United
              Stationers Company Project) Series
              1990, (PNC Bank of Ohio, N.A.
              LOC),
              5.500% 12/31/02**#................       7,500
   3,000    Henry County, Georgia Development
              Authority Revenue Refunding,
              (Georgia-Pacific Corporation
              Project) Series 1993, (SunTrust
              Bank LOC),
              5.600% 05/01/04**#................       3,000
   7,640    Marietta, Georgia Housing Authority
              Multi-Family Revenue, (Franklin
              Walk Apartments Project) Series
              1990, (Wachovia Bank, N.A. LOC),
              4.500% 01/01/32**.................       7,640
  11,225    Marietta, Georgia Housing Authority
              Multi-Family Revenue, (Winterset
              Apartments Project) Series 1996P,
              (FNMA Collateral Agreement),
              5.850% 02/01/26**.................      11,225
   1,000    Monroe County, Georgia, Development
              Authority, PCR, (Georgia Power
              Company Scherer Project) Series
              1995,
              5.600% 07/01/25**.................       1,000

PRINCIPAL
 AMOUNT                                             VALUE
  (000)                                             (000)
------------------------------------------------------------
            GEORGIA -- (CONTINUED)
$  1,000    Newton County, Georgia Industrial
              Development Authority IDR, (H.B.
              Fuller Company Project) Series
              1984, (Commerzbank A.G. LOC),
              5.650% 12/01/04**.................  $    1,000
   7,000    Private Colleges and Universities
              Authority Revenue, (Emory
              University Project) Series 1999C,
              5.500% 11/01/03**.................       7,000
   2,600    Putnam County, Georgia Development
              Authority PCR, (Georgia Power
              Company Plant Project) Series
              1997-2,
              5.600% 09/01/29**.................       2,600
   9,800    Richmond County, Georgia Hospital
              Authority Revenue Anticipation
              Certificates, (University Health
              Services, Inc. Project) Series
              1999, (SunTrust Bank LOC),
              5.600% 01/01/19**.................       9,800
   8,600    Smyrna, Georgia Housing Authority
              Multi-Family Housing Revenue,
              (Gardens of Post Village Apartment
              Project) Series 1996, (FNMA
              Collateral Agreement),
              5.600% 06/01/25**#................       8,600
  18,400    Smyrna, Georgia Housing Authority
              Multi-Family Housing Revenue,
              (Post Apartment Homes-Post Valley,
              LP Project) Series 1995, (FNMA
              Collateral Agreement),
              5.600% 06/01/25**#................      18,400
   4,000    Tallapoosa, Georgia Development
              Authority IDR Refunding, (U.S. Can
              Company Project) Series 1994,
              (Harris Trust & Savings Bank LOC),
              5.500% 02/01/15**#................       4,000
   3,000    Thomasville, Georgia Payroll
              Development Authority Industrial
              Revenue, (Scruggs Company Project)
              Series 2000, (First Union National
              Bank LOC),
              5.600% 08/01/10**#................       3,000
   5,350    Worth County, Georgia Industrial
              Development Authority Revenue
              Refunding, (Seabrook Enterprises
              Inc. Project) Series 1996A,
              (Harris Trust and Savings Bank
              LOC),
              5.600% 08/01/23**#................       5,350
                                                  ----------
                                                     254,135
                                                  ----------
            HAWAII -- 0.3%
   8,300    Hawaii State Housing Finance and
              Development Corporation Rental
              Housing System Revenue, Series
              1989A, (Banque Nationale de Paris
              LOC),
              5.550% 07/01/24**.................       8,300
                                                  ----------

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
Nations Tax Exempt Fund
  STATEMENT OF NET ASSETS (CONTINUED)             SEPTEMBER 30, 2000 (UNAUDITED)

PRINCIPAL
 AMOUNT                                             VALUE
  (000)                                             (000)
------------------------------------------------------------
            IDAHO -- 0.9%
$ 22,275    Idaho Housing and Finance
              Association, Series 1998PT-173,
              AMT, (Commerzbank AG SBPA),
              5.670% 07/01/29**##...............  $   22,275
                                                  ----------
            ILLINOIS -- 14.8%
   2,100    Chicago, Illinois Airport Special
              Facilities Revenue, (Centerpoint
              O'Hare Project) Series 1997,
              (First National Bank of Chicago
              LOC),
              5.650% 09/01/32**#................       2,100
   1,200    Chicago, Illinois O'Hare
              International Airport Authority
              Industrial Revenue, (American
              Airlines, Inc. Project) Series
              1983D, (Royal Bank of Canada LOC),
              5.600% 12/01/17**.................       1,200
   2,115    Illinois Development Finance
              Authority IDR Refunding, (St.
              Xavier University Project) Series
              1992, (American National Bank &
              Trust Company LOC),
              5.550% 10/01/12**.................       2,115
   3,430    Illinois Development Finance
              Authority IDR, (Randolph Pickle
              Corporation Project) Series 1992,
              AMT, (American National Bank &
              Trust Company LOC),
              5.750% 06/01/12**.................       3,430
   2,000    Illinois Development Finance
              Authority Revenue, (Chicago
              Symphony Orchestra-Orchestral
              Association Project) Series 1994,
              (Northern Trust Company LOC),
              5.400% 12/01/28**.................       2,000
   5,470    Illinois Development Finance
              Authority Revenue, (Little City
              Foundation Project) Series 1994,
              (LaSalle National Bank LOC),
              5.550% 02/01/19**.................       5,470
  12,300    Illinois Development Finance
              Authority Revenue, (Lyric Opera of
              Chicago Project) Series 1994,
              (Northern Trust Company LOC, Bank
              One of Michigan LOC, Harris Trust
              & Savings Bank LOC),
              5.500% 12/01/28**.................      12,300
  13,000    Illinois Development Finance
              Authority Revenue, (YMCA of
              Metropolitan Chicago Project)
              Series 1999A, (Harris Trust &
              Savings Bank LOC),
              5.500% 06/01/29**.................      13,000
   8,900    Illinois Educational Facilities
              Authority Revenue, (Arts Club of
              Chicago Project) Series 1996,
              (Northern Trust Company LOC),
              5.500% 01/01/26**.................       8,900
     700    Illinois Educational Facilities
              Authority Revenue, (Chicago
              Historical Society Project) Series
              1985, (Northern Trust Company
              LOC),
              5.500% 12/01/25**.................         700

PRINCIPAL
 AMOUNT                                             VALUE
  (000)                                             (000)
------------------------------------------------------------
            ILLINOIS -- (CONTINUED)
$ 29,000    Illinois Educational Facilities
              Authority Revenue, (Field Museum
              of Natural History Project) Series
              1998, (Northern Trust Company
              LOC),
              5.500% 11/01/32**.................  $   29,000
   6,000    Illinois Educational Facilities
              Authority Revenue, (Museum of
              Science and Industry Project)
              Series 1992, (First National Bank
              of Chicago LOC),
              5.550% 10/01/26**.................       6,000
  12,369    Illinois Educational Facilities
              Authority Revenue, (Northwestern
              University Project) Series 1988,
              (Northern Trust Company SBPA),
              5.550% 03/01/28**.................      12,369
  10,000    Illinois Educational Facilities
              Authority Revenue, (University of
              Chicago Project) Series 2000,
              4.750% 01/26/01**.................      10,000
  22,925    Illinois Educational Facilities
              Authority Revenue, (University
              Pooled Financing Program) Series
              1985, (FGIC Insured, First
              National Bank of Chicago SBPA),
              5.500% 12/01/05**.................      22,925
   1,200    Illinois Health Facilities Authority
              Revenue, (Central Health and
              Northwest Community Hospital
              Project) Series 1985B, (Harris
              Trust & Savings Bank LOC),
              4.500% 10/01/15**#................       1,200
   6,000    Illinois Health Facilities Authority
              Revenue, (Central Health and
              Northwest Community Hospital
              Project) Series 1985C, (Harris
              Trust & Savings Bank LOC),
              4.500% 10/01/15**#................       6,000
  11,000    Illinois Health Facilities Authority
              Revenue, (Evanston Northwestern
              Healthcare Corporation Project)
              Series 1985B,
              4.450% 08/15/01**#................      11,000
  10,000    Illinois Health Facilities Authority
              Revenue, (Evanston Northwestern
              Healthcare Corporation Project)
              Series 1990A,
              4.450% 07/31/01**#................      10,000
  23,000    Illinois Health Facilities Authority
              Revenue, (Evanston Northwestern
              Healthcare Corporation Project)
              Series 1996,
              4.750% 08/15/30**.................      23,000
   4,200    Illinois Health Facilities Authority
              Revenue, (Gottlieb Health
              Resources, Inc. Project) Series
              1994, (Harris Trust & Savings Bank
              LOC),
              5.500% 11/15/24**.................       4,200

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
Nations Tax Exempt Fund
  STATEMENT OF NET ASSETS (CONTINUED)             SEPTEMBER 30, 2000 (UNAUDITED)

PRINCIPAL
 AMOUNT                                             VALUE
  (000)                                             (000)
------------------------------------------------------------
            ILLINOIS -- (CONTINUED)
$  9,550    Illinois Health Facilities Authority
              Revenue, (Sacramento Development
              Association - Park Plaza Center
              Project) Series 1996, (LaSalle
              National Bank LOC),
              5.500% 09/15/20**.................  $    9,550
   7,100    Illinois Health Facilities Authority
              Revenue, (The Streeterville
              Corporation Project) Series 1994,
              (First National Bank of Chicago
              LOC),
              5.550% 08/15/24**.................       7,100
  44,535    Illinois Metropolitan Pier and
              Exposition Authority Dedicated
              Special Tax Revenue, (McCormick
              Place Project) Series 1998PT-1030,
              (AMBAC Insured, Merrill Lynch
              SBPA),
              4.600% 06/15/27**#................      44,535
   1,700    Illinois State Development Finance
              Authority Economic Development
              Revenue, (Addison 450 LP Project)
              Series 1989, AMT, (American
              National Bank & Trust Company
              LOC),
              5.700% 12/01/09**.................       1,700
   9,000    Illinois State Development Finance
              Authority Economic Development
              Revenue, (Roosevelt University
              Project) Series 1995, (American
              National Bank & Trust Company
              LOC),
              5.550% 04/01/25**.................       9,000
   4,120    Illinois State Development Finance
              Authority Revenue, (Chicago
              Academy of Sciences Project)
              Series 1997, (American National
              Bank & Trust Company LOC),
              5.550% 01/01/31**.................       4,120
   7,000    Jackson-Union County, Illinois
              Regional District Port Facilities
              Revenue Refunding, (Enron
              Transportation Services Project)
              Series 1994, (First Union National
              Bank LOC),
              5.600% 04/01/24**.................       7,000
  13,700    Kane County, Illinois Educational
              Facilities Revenue, (Glenwood
              School for Boys Project) Series
              1993, (Harris Trust & Savings Bank
              LOC),
              5.500% 02/01/28**.................      13,700
  23,500    Lisle, Illinois Multi-Family Housing
              Revenue, (Ashley of Lisle Project)
              Series 1987, (FHLMC Guarantee),
              5.520% 12/15/25**#................      23,500
   5,100    Mount Morris, Illinois Revenue,
              (Brethren Home Project) Series
              1997, (LaSalle National Bank LOC),
              5.500% 06/01/27**.................       5,100
   7,200    Mundelein, Illinois IDR Refunding,
              (1200 Town Line Road Project)
              Series 1992, (Northern Trust
              Company LOC),
              5.500% 01/01/06**.................       7,200

PRINCIPAL
 AMOUNT                                             VALUE
  (000)                                             (000)
------------------------------------------------------------
            ILLINOIS -- (CONTINUED)
$  7,000    Oak Forest, Illinois Revenue,
              (Homewood Pool - South Suburban
              Mayors Project) Series 1989, (Bank
              One N.A. LOC),
              5.550% 07/01/24**.................  $    7,000
   3,670    Palos Hills, Illinois Multi-Family
              Housing Revenue, (Green Oaks
              Project) Series 1998, AMT,
              (LaSalle National Bank LOC),
              5.670% 08/01/29**#................       3,670
   7,000    Quincy, Illinois Revenue, (Quincy
              University Project) Series 1997,
              (Allied Irish Bank, plc LOC),
              5.600% 06/01/22**#................       7,000
   7,100    Sauget, Illinois GO, Series 1997,
              (Dexia Credit Communal de Belgique
              LOC),
              5.500% 02/01/16**.................       7,100
   1,300    Southwestern Illinois Development
              Authority IDR, (Robinson Steel
              Company, Inc. Project) Series
              1991, AMT, (American National Bank
              & Trust Company LOC),
              5.700% 12/01/06**.................       1,300
   3,050    Will-Kankakee, Illinois Regional
              Development Authority IDR,
              (Unimast Inc. Project) Series
              2000, AMT, (Citibank, N.A. LOC),
              5.650% 06/01/30**.................       3,050
   5,000    Woodford County, Illinois Industrial
              Development Authority IDR,
              (Parsons Company, Inc. Project)
              Series 1998, AMT, (Bank One
              Illinois, N.A. LOC),
              5.750% 03/01/13**#................       5,000
                                                  ----------
                                                     353,534
                                                  ----------
            INDIANA -- 2.1%
     505    Evansville, Indiana IDR Refunding,
              (Keebler Company Project) Series
              1993, (Bank of Nova Scotia LOC),
              5.550% 06/01/04**.................         505
   3,495    Hendricks County, Indiana
              Redevelopment Commission Tax
              Increment Revenue, (Heartlands
              Crossing Project) Series 1997A,
              (Bank One Indiana, N.A. LOC),
              5.600% 01/01/22**#................       3,495
  14,900    Indiana State Development Finance
              Authority Economic Development
              Educational Facilities Revenue,
              (Indiana Historical Society
              Project) Series 1997, (Bank One
              Michigan, N.A. LOC),
              5.550% 08/01/31**#................      14,900
     900    Indiana State Development Finance
              Authority Economic Development
              Revenue, (Fischer Enterprises,
              Ltd. Project) Series 1991, (PNC
              Bank, N.A. LOC),
              5.600% 11/01/01**#................         900

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
Nations Tax Exempt Fund
  STATEMENT OF NET ASSETS (CONTINUED)             SEPTEMBER 30, 2000 (UNAUDITED)

PRINCIPAL
 AMOUNT                                             VALUE
  (000)                                             (000)
------------------------------------------------------------
            INDIANA -- (CONTINUED)
$  9,545    Indiana State Development Finance
              Authority IDR, (Indiana University
              Foundation Project) Series 1998,
              (National City Bank LOC),
              5.600% 08/01/18**#................  $    9,545
     725    Indiana State Health Facilities
              Financing Authority Capital Access
              Designated Pool Revenue, Series
              1997, (Comerica Bank, N.A. LOC),
              5.850% 01/01/12**.................         725
   4,900    Indianapolis, Indiana Economic
              Development Revenue, (Edgcomb
              Metals Company Project) Series
              1983, (Wells Fargo Bank LOC),
              5.500% 12/01/08**.................       4,900
   2,900    Indianapolis, Indiana Multi-Family
              Housing Revenue, (El-Beulah
              Retirement Village Project) Series
              1996, (Bank One Michigan LOC),
              5.600% 03/01/21**#................       2,900
   5,170    St. Joseph County, Indiana Economic
              Development Revenue, (Brothers of
              the Holy Cross Project) Series
              1997, (Key Bank, N.A. LOC),
              5.600% 09/01/17**#................       5,170
   6,600    Terre Haute, Indiana Economic
              Development Revenue, (First
              Financial Corporation Project)
              Series 1985, (First National Bank
              of Chicago LOC),
              5.550% 12/01/15**.................       6,600
                                                  ----------
                                                      49,640
                                                  ----------
            IOWA -- 0.1%
   1,900    Iowa State Finance Authority IDR,
              (Sauer-Sundstrand Company Project)
              Series 1996, AMT, (Bayerische
              Hypovereinsbank LOC),
              5.600% 05/01/26**#................       1,900
                                                  ----------
            KANSAS -- 2.2%
   4,000    Junction City, Kansas IDR, (Genmar
              Manufacturing Project) Series
              1999, AMT, (Bank of New York LOC),
              5.600% 04/01/19**#................       4,000
   9,400    Kansas Industrial Development
              Finance Authority Revenue, (PQ
              Corporation Project) Series 1988,
              (Bank of New York LOC),
              5.600% 08/01/15**#................       9,400
   9,600    Kansas State Development Finance
              Authority Exempt Facilities
              Revenue, (Seaboard Project) Series
              1995A, AMT, (Bank of New York
              LOC),
              5.600% 12/01/25**#................       9,600

PRINCIPAL
 AMOUNT                                             VALUE
  (000)                                             (000)
------------------------------------------------------------
            KANSAS -- (CONTINUED)
$ 28,950    Olathe, Kansas Educational
              Facilities Revenue, (Kansas
              Independent College Association
              Project) Series 1989A, (Key Bank,
              N.A. LOC),
              5.500% 07/01/24**.................  $   28,950
                                                  ----------
                                                      51,950
                                                  ----------
            KENTUCKY -- 1.7%
   5,000    Carroll County, Kentucky IDR,
              (Kentucky Ladder Company Project)
              Series 1990, AMT, (Bankers Trust
              Company LOC),
              5.850% 09/01/10**.................       5,000
     800    Hopkinsville, Kentucky Industrial
              Building Revenue, (Brazeway, Inc.
              Project) Series 1994, AMT, (Bank
              One Michigan, N.A. LOC),
              5.750% 06/01/04**#................         800
   5,200    Lexington-Fayette County, Kentucky
              Urban County Airport Corporation
              Revenue, (First Mortgage Project)
              Series 1994A, AMT, (Dexia Credit
              Local de France LOC),
              5.700% 04/01/24**.................       5,200
   2,700    Lexington-Fayette County, Kentucky
              Urban County Airport Corporation
              Revenue, (First Mortgage Project)
              Series 1994B, AMT, (Dexia Credit
              Local de France LOC),
              5.700% 04/01/24**.................       2,700
   6,250    Louisville and Jefferson County,
              Kentucky Regional Airport
              Authority Airport Systems Revenue,
              BAN, Series 1997AA-1, AMT,
              (National City Bank Kentucky LOC),
              5.550% 06/30/02**.................       6,250
   5,400    Mason County, Kentucky PCR, (East
              Kentucky Power National Rural
              Cooperative Project) Series
              1984B-1, (CFC Guarantee),
              5.250% 10/15/14**.................       5,400
   8,500    Mason County, Kentucky PCR, (East
              Kentucky Power National Rural
              Cooperative Project) Series
              1984B-2, (CFC Guarantee),
              5.250% 10/15/14**.................       8,500
   5,800    Middletown, Kentucky Revenue,
              (Christian Academy Louisville
              Project) Series 1997, (Bank One of
              Kentucky, N.A. LOC),
              5.600% 07/01/22**#................       5,800
                                                  ----------
                                                      39,650
                                                  ----------
            LOUISIANA -- 5.3%
   6,400    Ascension Parish, Louisiana PCR,
              (Shell Oil Company Project) Series
              1993,
              5.600% 09/01/23**.................       6,400

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
Nations Tax Exempt Fund
  STATEMENT OF NET ASSETS (CONTINUED)             SEPTEMBER 30, 2000 (UNAUDITED)

PRINCIPAL
 AMOUNT                                             VALUE
  (000)                                             (000)
------------------------------------------------------------
            LOUISIANA -- (CONTINUED)
$ 23,300    Jefferson Parish, Louisiana Hospital
              Service District Number 001
              Revenue Refunding, (West Jefferson
              Medical Center Project) Series
              1996, (Rabobank Nederland LOC),
              5.600% 01/01/26**.................  $   23,300
  22,325    Louisiana Public Facilities
              Authority PCR, (Ciba-Geigy
              Corporation Project) Series 1985,
              (UBS AG LOC),
              5.400% 12/01/04**.................      22,325
  12,000    Louisiana Public Facilities
              Authority Revenue,
              (Inter-Community Health Care
              Project) Series 1999, (Bank of New
              York LOC),
              5.500% 04/01/21**#................      12,000
  39,000    Louisiana State Public Facilities
              Authority Hospital Revenue,
              (Willis-Knighton Medical Center
              Project) Series 1997, (AMBAC
              Insured, Dexia Credit Local de
              France SBPA),
              5.400% 09/01/27**.................      39,000
  10,000    Plaquemines, Louisiana Port Harbor
              and Terminal District Port
              Facilities Revenue, (International
              Marine Terminals Project) Series
              1984A, (KBC Bank N.V. LOC),
              Mandatory Put 3/15/01,
              4.200% 03/15/06...................      10,000
   9,000    South Louisiana, Port Commission
              Facilities Port Revenue, (Holnam,
              Inc. Project) Series 1997, AMT,
              (Wachovia Bank, N.A. LOC),
              5.650% 01/01/27**#................       9,000
   5,045    Upper Pontalba, Louisiana Building
              Restoration Corporation Revenue
              Refunding, (Upper Pontalba
              Building Project) Series 1996,
              (Bank One Louisiana, N.A. LOC),
              5.600% 12/01/16**#................       5,045
                                                  ----------
                                                     127,070
                                                  ----------
            MAINE -- 0.1%
   3,000    Maine Public Utility Financing Bank
              Public Utility Revenue Refunding,
              (Maine Public Service Company
              Project) Series 1996, AMT, (Bank
              of New York LOC),
              5.600% 04/01/21**.................       3,000
                                                  ----------
            MARYLAND -- 0.9%
   9,100    Baltimore County, Maryland Economic
              Development Revenue, (Fixed Blue
              Circle Inc. Project) Series 1992,
              (Den Danske Bank LOC),
              5.600% 12/01/17**.................       9,100
   3,300    Baltimore, Maryland Port Facilities
              Revenue, (Occidental Petroleum
              Corporation Project) Series 1981,
              (Wachovia Bank, N.A. LOC),
              4.150% 10/14/11**.................       3,300

PRINCIPAL
 AMOUNT                                             VALUE
  (000)                                             (000)
------------------------------------------------------------
            MARYLAND -- (CONTINUED)
$  6,900    Maryland State Industrial
              Development Finance Authority
              Economic Development Revenue,
              (General Binding Corporation
              Project) Series 1996, AMT, (Harris
              Trust & Savings Bank LOC),
              5.650% 03/01/26**#................  $    6,900
   2,300    Maryland State Industrial
              Development Finance Authority
              Revenue, (Rock-Tennessee
              Converting Company Project) Series
              1994, AMT, (SunTrust Bank LOC),
              5.700% 05/01/06**#................       2,300
                                                  ----------
                                                      21,600
                                                  ----------
            MICHIGAN -- 1.4%
   7,500    Grand Rapids, Michigan Economic
              Development Corporation IDR
              Refunding, (Baker, Knapp and
              Tubbs, Inc. Project) Series 1992,
              (Wachovia Bank, N.A. LOC),
              5.600% 06/01/12**#................       7,500
   2,920    Jackson County, Michigan Economic
              Development Corporation IDR
              Refunding, (Jackson Associates,
              LLC Project) Series 1994, (Bank
              One of Dayton, N.A. LOC),
              5.600% 10/01/14**#................       2,920
  10,335    Michigan State Strategic Fund PCR,
              (General Motors Corporation
              Project) Series 1985, (General
              Motors Guarantee),
              5.700% 12/01/08**.................      10,335
   7,000    University of Michigan Hospital
              Revenue Refunding, (University of
              Michigan Hospitals Project) Series
              1992A,
              5.550% 12/01/19**.................       7,000
   6,700    University of Michigan Hospital
              Revenue, (University of Michigan
              Medical Service Plan Project)
              Series 1995A,
              5.550% 12/01/27**.................       6,700
                                                  ----------
                                                      34,455
                                                  ----------
            MINNESOTA -- 0.4%
   5,600    Minneapolis, Minnesota Community
              Development Agency Revenue, (Arena
              Acquisition Project) Series 1995A,
              (US Bank, N.A. LOC),
              5.500% 10/01/24**.................       5,600
   3,200    Minnesota State Housing Finance
              Agency, (Single-Family Mortgage
              Project) Series 2000E, AMT,
              (Bayerische Landesbank Guarantee)
              4.350% 05/01/01...................       3,200
                                                  ----------
                                                       8,800
                                                  ----------

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
Nations Tax Exempt Fund
  STATEMENT OF NET ASSETS (CONTINUED)             SEPTEMBER 30, 2000 (UNAUDITED)

PRINCIPAL
 AMOUNT                                             VALUE
  (000)                                             (000)
------------------------------------------------------------
            MISSISSIPPI -- 0.7%
$  1,700    Mississippi Business Finance
              Corporation IDR, (Choctaw Maid
              Farms, Inc. Project) Series 1995,
              AMT, (Rabobank Nederland LOC),
              5.700% 03/01/10**#................  $    1,700
   1,500    Mississippi Business Finance
              Corporation, (Trilogy
              Communications Project) Series
              1995, AMT, (First Union National
              Bank LOC),
              5.650% 06/01/05**#................       1,500
  12,345    Mississippi State GO, Putters 103,
              Series 1998B, (FGIC Insured, Bank
              of New York SBPA),
              5.620% 11/01/11**#................      12,345
                                                  ----------
                                                      15,545
                                                  ----------
            MISSOURI -- 5.6%
   5,000    Berkeley, Missouri Industrial
              Development Authority IDR, (Flight
              Safety International, Inc.
              Project) Series 1984, (Wachovia
              Bank, N.A. LOC),
              5.600% 09/01/04**#................       5,000
   5,000    Berkeley, Missouri Industrial
              Development Authority Revenue
              Refunding, (Wetterau, Inc.
              Project) Series 1987, (PNC Bank,
              N.A. LOC),
              5.400% 07/01/08**#................       5,000
   8,295    Kansas City, Missouri Industrial
              Development Authority Multi-Family
              Housing Revenue Refunding, (Willow
              Creek IV Apartments Project)
              Series 1995, (FNMA Collateral
              Agreement),
              5.700% 09/01/25**.................       8,295
  18,400    Kansas City, Missouri Industrial
              Development Authority Multi-Family
              Housing Revenue, (Timberlane
              Village Associates Project) Series
              1986, (UBS AG LOC),
              5.620% 06/01/27**.................      18,400
  30,200    Missouri State Development Finance
              Board Lease Revenue, (Missouri
              Association of Utilities Lease
              Pool Project) Series 1999,
              (TransAmerica Life and Annuity
              Guarantee),
              5.650% 12/01/22**.................      30,200
   6,100    Missouri State Health and
              Educational Facilities Authority
              Health Facilities Revenue,
              (Sisters of Mercy Health Care
              System Project) Series 1989D,
              (ABN-AMRO Bank SBPA, Rabobank
              Nederland SBPA),
              5.600% 06/01/19**.................       6,100
  10,000    Missouri State Health and
              Educational Facilities Authority
              Park Hill School District Revenue,
              (Advance Funding Program Notes
              Project) Series 2000J,
              5.000% 10/01/01...................      10,060

PRINCIPAL
 AMOUNT                                             VALUE
  (000)                                             (000)
------------------------------------------------------------
            MISSOURI -- (CONTINUED)
$ 20,500    Missouri State Health and
              Educational Facilities Authority
              Revenue, (Stowers Institute of
              Medical Research Project) Series
              1998A, (Morgan Guaranty Trust
              LOC),
              5.650% 04/01/38**.................  $   20,500
   4,470    Missouri State Health and
              Educational Facilities Authority
              Wertzville R-IV School District
              Revenue, (Advance Funding Program
              Notes Project) Series 2000L,
              5.000% 10/01/01...................       4,497
   9,135    Platte County, Missouri Industrial
              Development Authority Multi-Family
              Housing Revenue Refunding,
              (Wexford Place Project) Series
              1996, (Bank One Texas, N.A. LOC),
              5.600% 04/01/28**#................       9,135
   8,000    St. Louis, Missouri Industrial
              Development Authority Revenue
              Refunding, (Wetterau, Inc.
              Project) Series 1988, (Wachovia
              Bank, N.A. LOC),
              5.400% 12/01/03**#................       8,000
   5,000    St. Louis, Missouri Industrial
              Development Authority Revenue
              Refunding, (Wetterau, Inc.
              Project) Series 1989, (PNC Bank,
              N.A. LOC),
              5.400% 05/01/09**#................       5,000
   4,840    St. Louis, Missouri Planned
              Industrial Expansion Authority
              IDR, (Alumax Foils Project) Series
              1992, (PNC Bank, N.A. LOC),
              5.500% 12/01/05**#................       4,840
                                                  ----------
                                                     135,027
                                                  ----------
            NEVADA -- 0.9%
  12,050    Clark County, Nevada IDR, (Nevada
              Cogeneration Association II
              Project) Series 1990, AMT,
              (Canadian Imperial Bank of
              Commerce LOC),
              5.650% 11/01/20**.................      12,050
   9,925    Nevada GO, Series 2000PT-403,
              4.500% 06/14/01**#(--)............       9,925
                                                  ----------
                                                      21,975
                                                  ----------
            NEW HAMPSHIRE -- 0.1%
   3,075    New Hampshire State Housing Finance
              Authority Single-Family Revenue,
              (Mortgage Acquisition Project)
              Series 1999D, AMT, (Transamerica
              Life GIC),
              4.000% 12/01/00...................       3,075
                                                  ----------
            NEW MEXICO -- 0.1%
   3,100    Albuquerque, New Mexico Revenue
              Refunding, (Charter Hospital Inc.
              Project) Series 1992, (Chase
              Manhattan Bank LOC),
              5.650% 03/01/14**#................       3,100
                                                  ----------

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
Nations Tax Exempt Fund
  STATEMENT OF NET ASSETS (CONTINUED)             SEPTEMBER 30, 2000 (UNAUDITED)

PRINCIPAL
 AMOUNT                                             VALUE
  (000)                                             (000)
------------------------------------------------------------
            NEW YORK -- 0.3%
$  2,735    Erie County, New York Industrial
              Development Agency Civic
              Facilities Revenue, (DePaul
              Community Facilities, Inc.
              Project) Series 1996, (Key Bank of
              New York, N.A. LOC),
              5.600% 11/01/16**#................  $    2,735
   4,125    Monroe County, New York Industrial
              Development Agency Civic
              Facilities Revenue, (Hillside
              Childrens Center Project) Series
              1998, (Key Bank, N.A. LOC),
              5.600% 08/01/18**#................       4,125
                                                  ----------
                                                       6,860
                                                  ----------
            NORTH CAROLINA -- 2.0%
   2,420    Iredell County, North Carolina
              Industrial Facilities and
              Pollution Control Financing
              Authority Revenue, (Sullivan
              Corporation Project) Series 1996,
              AMT, (Bank One Milwaukee, N.A.
              LOC),
              5.750% 01/01/11**#................       2,420
   4,500    Johnston County, North Carolina
              Industrial Facilities and
              Pollution Control Finance
              Authority Revenue, (Industrial
              Development Housing - Autry Mills
              Project) Series 1999, AMT, (Branch
              Banking and Trust LOC),
              5.600% 02/01/13**.................       4,500
   9,400    Lenoir County, North Carolina
              Hospital Revenue, (Lenoir Memorial
              Hospital Project) Series 1998,
              (Wachovia Bank of North Carolina,
              N.A. LOC),
              5.550% 10/01/12**#................       9,400
   1,800    Mecklenburg County, North Carolina
              Industrial Facilities and
              Pollution Control Financing
              Authority Revenue, (Sterigenics
              International Project) Series
              1996, AMT, (Comerica Bank, N.A.
              LOC),
              5.550% 03/01/16#..................       1,800
     900    Mecklenburg County, North Carolina
              Industrial Facilities and
              Pollution Control Financing
              Authority, (Virkler Company
              Project) Series 1989, AMT, (First
              Union National Bank LOC),
              5.600% 12/01/04**#................         900
   7,700    New Hanover County, North Carolina
              Industrial Facilities and
              Pollution Control Financing
              Authority Revenue Refunding,
              (Corning, Inc. Project) Series
              1997, (Wachovia Bank of Georgia,
              N.A. LOC),
              5.550% 05/01/10**#................       7,700
   4,670    North Carolina Medical Care
              Commission Health Care Facilities
              Revenue, (Mission-Thomas - St.
              Joseph Medical Center Project)
              Series 1998, (Wachovia Bank of
              North Carolina, N.A. LOC),
              5.550% 03/01/18**#................       4,670

PRINCIPAL
 AMOUNT                                             VALUE
  (000)                                             (000)
------------------------------------------------------------
            NORTH CAROLINA -- (CONTINUED)
$  7,700    North Carolina State Medical Care
              Commission Community Health Care
              Facilities Revenue, (Carolina
              Village Inc. Project) Series 1998,
              (Wachovia Bank of North Carolina,
              N.A. LOC),
              5.550% 10/01/18**#................  $    7,700
   3,100    Randolph County, North Carolina
              Industrial Facilities and
              Pollution Control Finance
              Authority Revenue, (Wayne Steel,
              Inc. Project) Series 1995, AMT,
              (Bank One Akron, N.A. LOC),
              5.750% 09/01/05**#................       3,100
   5,725    Winston-Salem, North Carolina Risk
              Acceptance Management Corporation
              Certificates of Participation,
              Series 1988, (Wachovia Bank, N.A.
              SBPA),
              5.500% 07/01/09**#................       5,725
                                                  ----------
                                                      47,915
                                                  ----------
            NORTH DAKOTA -- 0.2%
   3,900    Grand Forks, North Dakota Health
              Care Facilities Revenue, (The
              United Hospital Obligated Group
              Project) Series 1996A, (LaSalle
              National Bank LOC),
              5.500% 12/01/25**#................       3,900
   2,000    Grand Forks, North Dakota Hospital
              Facilities Revenue, (The United
              Hospital Obligated Group Project)
              Series 1992, (LaSalle National
              Bank LOC),
              5.500% 12/01/16**#................       2,000
                                                  ----------
                                                       5,900
                                                  ----------
            OHIO -- 3.5%
   2,800    Lucas County, Ohio Facilities
              Improvement Revenue, (Toledo
              Zoological Society Project) Series
              1997, (Key Bank, N.A. LOC),
              5.500% 10/01/05**#................       2,800
   8,000    Montgomery County, Ohio Economic
              Development Revenue, (The Dayton
              Art Institute Project) Series
              1996, (National City Bank LOC),
              5.550% 05/01/26**.................       8,000
  16,775    Muskingum County, Ohio Hospital
              Facilities, Revenue Refunding,
              (Genesis System Project) Series
              2000, (National City Bank LOC),
              5.500% 12/01/20**.................      16,775
  20,000    Ohio State Air Quality Development
              Authority Revenue Refunding, (Ohio
              Edison Project) Series 1988A,
              (Toronto Dominion Bank LOC),
              Mandatory Put 02/01/01,
              4.100% 02/01/15...................      19,993
   6,905    Ohio State Special Obligation,
              (Elementary and Secondary
              Education Facilities Project)
              Series 1998A,
              4.500% 06/01/01...................       6,909

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
Nations Tax Exempt Fund
  STATEMENT OF NET ASSETS (CONTINUED)             SEPTEMBER 30, 2000 (UNAUDITED)

PRINCIPAL
 AMOUNT                                             VALUE
  (000)                                             (000)
------------------------------------------------------------
            OHIO -- (CONTINUED)
$  7,260    Ohio State Water Development
              Authority Promissory Revenue,
              Series 1999A, (National City Bank
              LOC),
              5.600% 05/01/01**#................  $    7,260
     995    Summit County, Ohio IDR Refunding,
              (Keebler Company Project) Series
              1993, (Bank of Nova Scotia LOC),
              5.550% 03/01/05**.................         995
  20,000    Toledo-Lucas County, Ohio Port
              Authority Airport Development
              Revenue, (Flightsafety
              International, Inc. Project)
              Series 1998-1, AMT, (OBH
              Guarantee),
              5.700% 01/01/18**#................      20,000
                                                  ----------
                                                      82,732
                                                  ----------
            OKLAHOMA -- 1.3%
   6,000    Muskogee City and County, Oklahoma
              Port Authority IDR, (Metals USA,
              Inc. Project) Series 1998, AMT,
              (Bank One Texas, N.A. LOC),
              5.750% 05/01/23**#................       6,000
   5,000    Oklahoma Development Finance
              Authority Revenue, (Seabrook Farms
              Inc. Project) Series 1997, AMT,
              (Bank of New York LOC),
              5.600% 03/01/27**#................       5,000
  20,000    Payne County, Oklahoma Economic
              Development Authority Revenue,
              (Collegiate Housing Foundation
              Project) Series 2000A, (First
              Union National Bank LOC),
              5.600% 06/01/30**.................      20,000
                                                  ----------
                                                      31,000
                                                  ----------
            OREGON -- 0.2%
   3,900    Washington County, Oregon Housing
              Authority Multi-Family Housing
              Revenue, (Cedar Mill Project)
              Series 1995, AMT, (Bank of Nova
              Scotia LOC),
              5.650% 09/01/25**#................       3,900
                                                  ----------
            PENNSYLVANIA -- 2.1%
   8,480    Allegheny County, Pennsylvania
              Hospital Development Authority
              Revenue, (Dialysis Clinic Inc.
              Project) Series 2000, (Wachovia
              Bank, N.A. LOC),
              5.600% 12/01/19**.................       8,480
   8,500    Allegheny County, Pennsylvania IDR,
              (United Jewish Federation Project)
              Series 1995B, (PNC Bank, N.A.
              LOC),
              5.500% 10/01/25**#................       8,500
   5,000    Montgomery County, Pennsylvania
              Industrial Development Authority
              Revenue, (Plymouth Woods Project)
              Series 1987, (PNC Bank, N.A. LOC),
              5.500% 09/01/06**#................       5,000

PRINCIPAL
 AMOUNT                                             VALUE
  (000)                                             (000)
------------------------------------------------------------
            PENNSYLVANIA -- (CONTINUED)
$  1,100    Pennsylvania Economic Development
              Financing Authority Development
              Revenue, (Pennsylvania Bar
              Institute Project) Series 1996B,
              AMT, (PNC Bank, N.A. LOC),
              5.500% 04/01/15**#................  $    1,100
   1,000    Philadelphia, Pennsylvania Authority
              for Industrial Development
              Revenue, (Institute for Cancer
              Research - Fox Chase Cancer Center
              Project) Series 1997, (Morgan
              Guaranty Trust LOC),
              5.600% 07/01/25**#................       1,000
   5,675    Philadelphia, Pennsylvania
              Redevelopment Authority Revenue,
              (Southwark Plaza, LP Project)
              Series 1997A, (PNC Bank, N.A.
              LOC),
              5.500% 12/01/03**.................       5,675
   5,900    Philadelphia, Pennsylvania
              Redevelopment Authority, (The
              Presbyterian Home Project) Series
              1998, (PNC Bank, N.A. LOC),
              5.500% 07/01/28**#................       5,900
   3,800    Quakertown, Pennsylvania General
              Authority Revenue, (Pooled
              Financing Program) Series 1996A,
              (PNC Bank, N.A. LOC),
              5.550% 07/01/26**.................       3,800
   1,700    Schuylkill County, Pennsylvania
              Industrial Development Authority
              Resource Recovery Revenue
              Refunding, (Northeastern Power
              Company Project) Series 1997B,
              AMT, (Dexia Credit Local de France
              LOC),
              5.650% 12/01/22**.................       1,700
   4,525    Westmoreland County, Pennsylvania
              Industrial Development Authority
              Revenue, (Elizabeth Carbide Die
              Project) Series 1998A, AMT,
              (National City Bank LOC),
              5.600% 02/01/18**#................       4,525
   4,000    Westmoreland County, Pennsylvania
              Industrial Development Authority
              Revenue, (Rhodin Enterprises
              Project) Series 1997, AMT, (PNC
              Bank, N.A. LOC),
              5.600% 04/01/17**#................       4,000
                                                  ----------
                                                      49,680
                                                  ----------
            SOUTH CAROLINA -- 8.8%
  10,000    Beaufort County, South Carolina GO
              BAN, Series 2000,
              4.750% 05/16/01...................      10,018
  13,500    Charleston, South Carolina GO TAN,
              Series 2000,
              4.600% 03/15/01...................      13,521
  21,000    Greenville County, South Carolina
              School District GO, Series 2000,
              4.500% 03/01/01...................      21,021

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
Nations Tax Exempt Fund
  STATEMENT OF NET ASSETS (CONTINUED)             SEPTEMBER 30, 2000 (UNAUDITED)

PRINCIPAL
 AMOUNT                                             VALUE
  (000)                                             (000)
------------------------------------------------------------
            SOUTH CAROLINA -- (CONTINUED)
$  5,445    Kershaw County, South Carolina IDR,
              (DeRoyal Textiles, Inc. Project)
              Series 1994, AMT, (Sun Trust Bank
              of Nashville LOC),
              5.700% 12/01/07**#................  $    5,445
  23,930    Lexington County, South Carolina
              School District Number 001 GO BAN,
              Series 2000, (SCSDE),
              4.750% 09/27/01...................      24,032
  40,000    Richland County, South Carolina
              School District Number 001 GO BAN,
              Series 2000, (SCSDE),
              4.750% 09/14/01...................      40,164
   5,000    South Carolina Jobs Economic
              Development Authority Economic
              Development Revenue, (Pine River
              Plastics Inc. Project) Series
              2000, AMT, (Comerica Bank LOC),
              5.650% 03/01/11**.................       5,000
   7,000    South Carolina Jobs Economic
              Development Authority Economic
              Development Revenue, (Raynor USA
              Southeast Project), Series 2000,
              AMT, (LaSalle Bank, N.A. LOC),
              5.670% 05/01/20**.................       7,000
   8,000    South Carolina Jobs Economic
              Development Authority Economic
              Development Revenue, (Thompson
              Steel Company Inc. Project) Series
              2000, AMT, (Fleet National Bank,
              N.A),
              5.650% 06/01/20**.................       8,000
   5,750    South Carolina Jobs Economic
              Development Authority Health
              Facilities Revenue, (Carolina
              Village Project) Series 2000,
              (Branch Banking & Trust LOC),
              5.550% 02/01/22**.................       5,750
   7,900    South Carolina Jobs Economic
              Development Authority Hospital
              Facilities Revenue, (Tuomey
              Regional Medical Center Project)
              Series 1995C, (MBIA Insured,
              Wachovia Bank of South Carolina
              SBPA),
              5.400% 11/01/25**#................       7,900
   7,800    South Carolina Jobs Economic
              Development Authority IDR,
              (Abraham Industries LLC Project)
              Series 1999, AMT, (PNC Bank, N.A.
              LOC),
              5.600% 05/01/14**.................       7,800
   4,135    South Carolina Jobs Economic
              Development Authority IDR, (Kravet
              Fabrics, Inc. Project) Series
              1997, AMT, (Bank of New York LOC),
              5.600% 03/01/12**#................       4,135

PRINCIPAL
 AMOUNT                                             VALUE
  (000)                                             (000)
------------------------------------------------------------
            SOUTH CAROLINA -- (CONTINUED)
$  6,900    South Carolina Jobs Economic
              Development Authority Revenue,
              (Alco-Lite Industries LLC -
              TechnoSteel LLC Project) Series
              1997, AMT, (Wachovia Bank of South
              Carolina, N.A. LOC),
              5.700% 04/01/12**#................  $    6,900
  20,000    South Carolina Jobs Economic
              Development Authority Revenue,
              (St. Francis Hospital - Bon
              Secours Project) Series
              1999PT-328, (Merrill Lynch
              Guarantee, Merrill Lynch SBPA),
              5.770% 01/01/01**##(--)...........      20,000
  10,600    South Carolina, Housing Finance and
              Development Authority Revenue
              Refunding, (Paces Watch Airport
              Project) Series 2000, (FNMA
              Collateral Agreement),
              5.700% 08/15/30**.................      10,600
  12,775    University of South Carolina
              Athletic Facilities Revenue,
              Series 2000,
              4.500% 02/23/01...................      12,790
                                                  ----------
                                                     210,076
                                                  ----------
            SOUTH DAKOTA -- 1.3%
  32,050    South Dakota State Housing
              Development Authority, Series
              1998PT-168, AMT, (Banque Nationale
              de Paris SBPA),
              5.670% 05/01/27**##...............      32,050
                                                  ----------
            TENNESSEE -- 1.3%
   1,500    Chattanooga-Hamilton County,
              Tennessee Hospital Authority
              Revenue Refunding, (Erlanger
              Medical Center Project) Series
              1987, (Morgan Guaranty Trust LOC),
              5.800% 10/01/17**.................       1,500
   7,500    Knox County, Tennessee Health and
              Educational Facilities Board
              Educational Facilities Revenue,
              (Webb School -
              Knoxville Project) Series 1999,
              (SunTrust Bank Nashville LOC),
              5.600% 03/01/19**#................       7,500
   2,375    Loudon, Tennessee Water and Sewer
              Revenue Refunding, Series 1996,
              (Wachovia Bank, N.A. LOC),
              5.600% 09/01/06**#................       2,375
   7,740    Metropolitan Government, Nashville
              and Davidson County, Tennessee
              Housing and Educational Facilities
              Board Revenue, (Mary Queen of
              Angels Project) Series 2000,
              (SunTrust Bank LOC),
              5.600% 07/01/32**.................       7,740
   4,455    Metropolitan Government, Nashville
              and Davidson County, Tennessee
              Industrial Development Board
              Revenue Refunding, (Nashville
              Apartment Properties Project)
              Series 1995-2, (SunTrust Bank
              Nashville LOC),
              5.600% 09/01/15**#................       4,455

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
Nations Tax Exempt Fund
  STATEMENT OF NET ASSETS (CONTINUED)             SEPTEMBER 30, 2000 (UNAUDITED)

PRINCIPAL
 AMOUNT                                             VALUE
  (000)                                             (000)
------------------------------------------------------------
            TENNESSEE -- (CONTINUED)
$  3,245    Shelby County, Tennessee Health
              Educational and Housing Facilities
              Board Multi-Family Housing
              Revenue, (Flag Manor Project)
              Series 1995, AMT, (FHLB
              Guarantee),
              5.620% 01/01/23**#................  $    3,245
   5,000    Sullivan County, Tennessee
              Industrial Development Board
              Revenue, (Modern Forge Company
              Project) Series 1990, AMT,
              (Northern Trust Company LOC),
              5.650% 07/01/10**#................       5,000
                                                  ----------
                                                      31,815
                                                  ----------
            TEXAS -- 9.1%
  30,530    Alliance Airport Authority Inc.
              Texas Special Facilities Revenue,
              (Federal Express Project) Series
              1999PA-460, AMT, (Merrill Lynch
              Guarantee, Merrill Lynch SBPA),
              5.820% 04/01/21#..................      30,530
  10,190    Bexar County, Texas Housing Finance
              Corporation Multi-Family Housing
              Revenue, Series 1998PT-1041, AMT,
              (Merrill Lynch Guarantee, Merrill
              Lynch SBPA),
              5.770% 06/01/35**#(--)............      10,190
   1,000    Brazos River, Texas Harbor
              Navigation District Revenue,
              (Hoffman-La Roche Inc. Project)
              Series 1985, (Wachovia Bank, N.A.
              LOC),
              4.475% 04/01/02**#................       1,000
   6,200    Chambers County, Texas Industrial
              Development Corporation Revenue,
              (Ecolochem Inc. Project) Series
              1999, AMT, (Wachovia Bank, N.A.
              LOC),
              5.700% 03/01/14**#................       6,200
   8,185    El Paso, Texas Housing Finance
              Corporation Multi-Family Housing
              Revenue, (Viva Apartments Project-
              Oakland Executive Center L.P.)
              Series 1993, AMT, (General
              Electric Capital Corporation
              Guarantee),
              5.950% 09/01/23**#................       8,185
   1,500    Grapevine, Texas Industrial
              Development Corporation Revenue,
              (American Airlines, Inc. Project)
              Series 1984B-4, (Bayerische
              Landesbank LOC),
              5.500% 12/01/24**.................       1,500
   6,050    Guadalupe-Blanco, Texas River
              Authority Revenue Refunding,
              (Central Power & Light Company
              Project) Series 1995, (ABN AMRO
              Bank N.V. LOC),
              5.550% 11/01/15**.................       6,050
   6,000    Gulf Coast, Texas Industrial
              Development Authority Marine
              Terminal Revenue, (Amoco Oil
              Company Project) Series 1993, AMT,
              (BP Amoco plc Guarantee),
              5.700% 04/01/28**#................       6,000

PRINCIPAL
 AMOUNT                                             VALUE
  (000)                                             (000)
------------------------------------------------------------
            TEXAS -- (CONTINUED)
$  2,020    Harris County, Texas Industrial
              Development Corporation IDR,
              (Forged Products, Inc. Project)
              Series 1996, AMT, (Bank One Texas,
              N.A. LOC),
              5.750% 05/01/03**#................  $    2,020
   2,595    Hillsboro, Texas Industrial
              Development Corporation Revenue,
              (Lamraft, LP Project) Series 1997,
              AMT, (First Commercial Bank LOC),
              5.800% 07/01/13**.................       2,595
   1,000    Lone Star, Texas Airport Improvement
              Authority Revenue, (American
              Airlines, Inc. Project) Series
              1984B-5, (Royal Bank of Canada
              LOC),
              5.500% 12/01/14**.................       1,000
   1,000    Lone Star, Texas Airport Improvement
              Authority, Revenue, (American
              Airlines Inc. Project) Series
              1984A-5, (Royal Bank of Canada
              LOC),
              5.500% 12/01/14**.................       1,000
  20,000    Mesquite,Texas Independent School
              District GO, (Texas Permanent Fund
              Insured, Morgan Guaranty Trust
              SBPA), Mandatory Put 2/01/01,
              4.450% 08/15/25...................      20,006
  10,200    Port Development Corporation of
              Texas Marine Terminal Revenue,
              (Pasadena Terminal Company, Inc.
              Project) Series 1984, (Deutsche
              Bank A.G. LOC),
              5.750% 12/01/04**#................      10,200
   1,200    Port of Port Arthur, Texas
              Navigation District Revenue
              Refunding, (Texaco, Inc. Project)
              Series 1994,
              5.550% 10/01/24**.................       1,200
 100,000    Texas State TRAN, Series 2000,
              5.250% 08/31/01...................     100,860
   8,410    Trinity River Authority of Texas PCR
              Refunding, (Texas Utilities
              Electric Company Project) Series
              1997A, AMT, (MBIA Insured, Bank of
              New York SBPA),
              5.500% 07/01/22**.................       8,410
                                                  ----------
                                                     216,946
                                                  ----------
            UTAH -- 0.7%
   1,700    Murray City, Utah IDR, (Zevex, Inc.
              Project) Series 1996, AMT, (Bank
              One Arizona, N.A. LOC),
              5.750% 10/01/16#..................       1,700
   3,200    Murray City, Utah Industrial
              Development Authority Revenue,
              (Hunter Douglas Real Property
              Project) Series 1994, AMT,
              (ABN-AMRO Bank N.V. LOC),
              5.700% 09/01/14**#................       3,200

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
Nations Tax Exempt Fund
  STATEMENT OF NET ASSETS (CONTINUED)             SEPTEMBER 30, 2000 (UNAUDITED)

PRINCIPAL
 AMOUNT                                             VALUE
  (000)                                             (000)
------------------------------------------------------------
            UTAH -- (CONTINUED)
$ 12,500    Utah State Board of Regents Student
              Loan Revenue, Series 1988B, (AMBAC
              Insured, Dresdner Bank AG SBPA),
              5.400% 11/01/00**.................  $   12,500
                                                  ----------
                                                      17,400
                                                  ----------
            VIRGINIA -- 1.2%
  15,000    Culpeper, Virginia Industrial
              Development Authority, Residential
              Care Facilities Revenue, (Virginia
              Baptist Homes Project) Series
              2000, (First Union National Bank
              LOC),
              5.400% 08/01/30**.................      15,000
   2,000    Fluvanna County, Virginia Industrial
              Development Authority IDR,
              (Edgecomb Metals Company Project)
              Series 1984, (Wells Fargo Bank
              LOC),
              5.600% 12/01/09**#................       2,000
   3,900    Greensville County, Virginia
              Industrial Development Authority
              Revenue, (Perdue Farms, Inc.
              Project) Series 1996, AMT,
              (SunTrust Bank LOC),
              5.700% 10/01/06**#................       3,900
   2,000    Spotsylvania County, Virginia
              Industrial Development Authority
              IDR, (Carlisle Corporation
              Project) Series 1993, (SunTrust
              Bank LOC),
              5.600% 06/01/08**#................       2,000
   6,000    Virginia State College Building
              Authority Educational Facilities
              Revenue, (University of Richmond
              Project) Series 1996, (Crestar
              Bank SBPA),
              5.400% 11/01/26**.................       6,000
                                                  ----------
                                                      28,900
                                                  ----------
            WASHINGTON -- 0.8%
  19,865    Washington State, Motor Fuel Tax GO,
              Series 2000PT-433, (Merrill Lynch
              SBPA),
              4.500% 06/01/08**#(--)............      19,865
                                                  ----------
            WEST VIRGINIA -- 1.0%
   1,500    Marshall County, West Virginia PCR,
              (Mountaineer Carbon Company
              Project) Series 1985, (BP Amoco
              plc Guarantee),
              5.600% 12/01/20**.................       1,500
  21,750    West Virginia State Hospital Finance
              Authority Revenue, (St. Mary's
              Hospital Project) Series 1987,
              (Bank One of West Virginia LOC),
              5.600% 10/01/12**#................      21,750
                                                  ----------
                                                      23,250
                                                  ----------
            WISCONSIN -- 1.6%
   3,805    Menomonee Falls, Wisconsin
              Industrial Development Authority
              IDR, (Jema, LLC Project) Series
              1994, AMT, (Bank One Milwaukee,
              N.A. LOC),
              5.750% 09/01/14**#................       3,805

PRINCIPAL
 AMOUNT                                             VALUE
  (000)                                             (000)
------------------------------------------------------------
            WISCONSIN -- (CONTINUED)
$  7,290    Milwaukee, Wisconsin IDR, (Goodwill
              Industries Project) Series 1999,
              (Firstar Bank Milwaukee LOC),
              5.600% 07/01/19**.................  $    7,290
   6,000    Oshkosh, Wisconsin Area School
              District, TRAN, Series 2000,
              4.650% 08/22/01...................       6,016
  22,000    Wisconsin State Health and
              Educational Facilities Authority
              Revenue, (Wheaton Franciscan Services
              Project) Series 1997, (Toronto
              Dominion Bank LOC),
              5.550% 08/15/16**#................      22,000
                                                  ----------
                                                      39,111
                                                  ----------
            TOTAL MUNICIPAL
              BONDS AND NOTES
            (Cost $2,396,656)...................   2,396,656
                                                  ----------

          TOTAL INVESTMENTS
             (Cost $2,396,656*)......  100.2%    2,396,656
                                                ----------
          OTHER ASSETS AND
            LIABILITIES (NET)........  (0.2)%
          Receivable for investment
            securities
            sold............................
                                                $   38,300
          Receivable for Fund shares sold...           473
          Interest receivable...............        13,493
          Payable for Fund shares
            redeemed........................       (37,452)
          Investment advisory fee payable...          (464)
          Administration fee payable........          (161)
          Shareholder servicing and
            distribution fees payable.......           (94)
          Due to custodian..................        (1,449)
          Distributions payable.............        (7,717)
          Payable for investment securities
            purchased.......................        (9,600)
          Accrued Trustees'/Directors' fees
            and expenses....................           (98)
          Accrued expenses and other
            liabilities.....................          (264)
                                                ----------
          TOTAL OTHER ASSETS AND
            LIABILITIES (NET)...............        (5,033)
                                                ----------
          NET ASSETS.................  100.0%   $2,391,623
                                                ==========
          NET ASSETS CONSIST OF:
          Undistributed net investment
            income..........................    $       51
          Accumulated net realized gain on
            investments sold................             1
          Paid-in capital...................     2,391,571
                                                ----------
          NET ASSETS........................    $2,391,623
                                                ==========

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
Nations Tax Exempt Fund
  STATEMENT OF NET ASSETS (CONTINUED)             SEPTEMBER 30, 2000 (UNAUDITED)

                                                  VALUE
----------------------------------------------------------
          NET ASSET VALUE, OFFERING
            AND REDEMPTION PRICE PER
            SHARE
          PRIMARY A SHARES:
          ($2,035,901,198 / 2,036,466,726
            shares outstanding).............         $1.00
                                                     =====
          PRIMARY B SHARES:
          ($5,499,314 / 5,491,743 shares
            outstanding)....................         $1.00
                                                     =====
          INVESTOR A SHARES:
          ($40,595,246 / 40,560,636 shares
            outstanding)....................         $1.00
                                                     =====
          INVESTOR B SHARES:
          ($211,918,618 / 211,782,361 shares
            outstanding)....................         $1.00
                                                     =====
          INVESTOR C SHARES:
          ($335,658 / 335,512 shares
            outstanding)....................         $1.00
                                                     =====
          DAILY SHARES:
          ($97,373,155 / 97,205,797 shares
            outstanding)....................         $1.00
                                                     =====

---------------

  *  Aggregate cost for federal tax purposes.
 **  Variable rate demand notes. The interest rate shown reflects the rate in effect at September 30, 2000. These securities are subject to demand features of either one, seven or
     thirty days.
(--) Restricted Security (Note 5).
  #  Security not registered under the Securities Act of 1933, as amended. These securities may be resold in transactions
     exempt from registration to qualified institutional buyers.
 ##  Security exempt from registration under Rule 144A of the
     Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional buyers.
     Nations Tax Exempt fund had the following industry
     concentrations greater than 10% at September 30, 2000 (as a percentage of net assets):
       HealthCare Revenue                       16.81%
       Housing Revenue                          14.44%
       Industrial Facilities Revenue            10.72%

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
  STATEMENT OF NET ASSETS (CONTINUED)             SEPTEMBER 30, 2000 (UNAUDITED)


ABBREVIATIONS:

  AMBAC             American Municipal Bond Assurance
                      Corporation
  AMT               Alternative Minimum Tax
  BAN               Bond Anticipation Note
  CFC               Cooperative Finance Corporation
  FGIC              Financial Guaranty Insurance
                      Corporation
  FHLB              Federal Home Loan Bank
  FHLMC             Federal Home Loan Mortgage Corporation
  FNMA              Federal National Mortgage Association
  FSA               Financial Security Assurance
  GIC               Guaranteed Investment Contracts
  GO                General Obligation
  IDR               Industrial Development Revenue
  LOC               Letter of Credit
  MBIA              Municipal Bond Insurance Association
  PCR               Pollution Control Revenue
  SBPA              Standby Bond Purchase Agreement
  SLMA              Student Loan Marketing Association
  TAN               Tax Anticipation Note
  TRAN              Tax and Revenue Anticipation Note

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
  STATEMENTS OF OPERATIONS                                           (UNAUDITED)
For the six months ended September 30, 2000

                                                                                               GOVERNMENT
                                                            PRIME             TREASURY        MONEY MARKET        TAX EXEMPT
                                                        ----------------------------------------------------------------------
(IN THOUSANDS)
INVESTMENT INCOME:
Interest............................................    $      179,393     $       55,753    $       11,890     $       52,036
                                                        --------------     --------------    --------------     --------------
EXPENSES:
Investment advisory fee.............................             5,467              1,779               368              2,414
Administration fee..................................             2,710                882               184              1,207
Transfer agent fees.................................               284                101                29                124
Custodian fees......................................               157                139                24                 63
Legal and audit fees................................                64                 44                34                 46
Registration and filing fees........................                66                 49                38                 44
Trustees'/Directors' fees and expenses..............                 9                  9                 8                  9
Other...............................................               448                 93                46                171
                                                        --------------     --------------    --------------     --------------
    Subtotal........................................             9,205              3,096               731              4,078
Shareholder servicing and distribution fees:
  Primary B Shares..................................                20                 12                 1                  9
  Investor A Shares.................................             1,034              1,642                21                 73
  Investor B Shares.................................             1,187                336               129                347
  Investor C Shares.................................                 9                 --*                1                 --*
  Daily Shares......................................             3,970                406                63                361
  Marsico Shares....................................                29                 --                --                 --
                                                        --------------     --------------    --------------     --------------
    Total expenses..................................            15,454              5,492               946              4,868
Fees waived by investment adviser, administrator
  and/or distributor................................            (2,545)              (657)             (229)              (662)
Fees reduced by credits allowed by the custodian....               (14)                (7)               (6)                --
                                                        --------------     --------------    --------------     --------------
    Net expenses....................................            12,895              4,828               711              4,206
                                                        --------------     --------------    --------------     --------------
NET INVESTMENT INCOME/(LOSS)........................           166,498             50,925            11,179             47,830
                                                        --------------     --------------    --------------     --------------
NET REALIZED GAIN/(LOSS) ON INVESTMENTS.............                13                 --                 1                 (1)
                                                        --------------     --------------    --------------     --------------
NET INCREASE/(DECREASE) IN NET ASSETS RESULTING FROM
  OPERATIONS........................................    $      166,511     $       50,925    $       11,180     $       47,829
                                                        ==============     ==============    ==============     ==============

---------------

* Amount represents less than $500.

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
  STATEMENTS OF CHANGES IN NET ASSETS

                                                                               PRIME
                                                                 ----------------------------------
                                                                  SIX MONTHS
                                                                    ENDED
                                                                   9/30/00             YEAR ENDED
                                                                 (UNAUDITED)            3/31/00
                                                                 ----------------------------------
(IN THOUSANDS)
Net investment income/(loss)................................    $      166,498       $      296,159
Net realized gain/(loss) on investments.....................                13                  (41)
                                                                --------------       --------------
Net increase/(decrease) in net assets resulting from
  operations................................................           166,511              296,118
Distributions to shareholders from net investment income:
  Primary A Shares..........................................           (94,133)            (142,973)
  Primary B Shares..........................................              (475)              (1,146)
  Investor A Shares.........................................           (17,624)             (32,376)
  Investor B Shares.........................................           (20,513)             (34,055)
  Investor C Shares.........................................              (208)                (604)
  Daily Shares..............................................           (32,850)             (83,948)
  Marsico Shares............................................              (695)              (1,056)
Net increase/(decrease) in net assets from Fund share
  transactions..............................................           169,899           (2,007,472)
                                                                --------------       --------------
Net increase/(decrease) in net assets.......................           169,912           (2,007,512)
NET ASSETS:
Beginning of period.........................................         5,408,921            7,416,433
                                                                --------------       --------------
End of period...............................................    $    5,578,833       $    5,408,921
                                                                ==============       ==============
Undistributed net investment income/(loss)/(distributions in
  excess of net investment income) at end of period.........    $           --       $           --
                                                                ==============       ==============

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

               TREASURY                   GOVERNMENT MONEY MARKET                 TAX EXEMPT
    -------------------------------   -------------------------------   -------------------------------
      SIX MONTHS                        SIX MONTHS                        SIX MONTHS
        ENDED                             ENDED                             ENDED
       9/30/00         YEAR ENDED        9/30/00         YEAR ENDED        9/30/00         YEAR ENDED
     (UNAUDITED)        3/31/00        (UNAUDITED)        3/31/00        (UNAUDITED)        3/31/00
-------------------------------------------------------------------------------------------------------
    $       50,925   $       98,301   $       11,179   $       23,618   $       47,830   $       75,276
                --               --                1                1               (1)               2
    --------------   --------------   --------------   --------------   --------------   --------------
            50,925           98,301           11,180           23,619           47,829           75,278
           (15,323)         (30,332)          (8,124)         (17,337)         (41,401)         (62,608)
              (280)            (673)             (20)             (49)            (141)            (285)
           (26,600)         (49,488)            (340)            (932)            (759)          (1,300)
            (5,525)         (10,514)          (2,172)          (3,819)          (3,719)          (6,269)
                (3)              (9)             (14)             (18)              (6)             (10)
            (3,194)          (7,285)            (509)          (1,463)          (1,804)          (4,804)
                --               --               --               --               --               --
          (160,920)        (560,076)         (47,336)         (29,257)         (29,749)        (367,603)
    --------------   --------------   --------------   --------------   --------------   --------------
          (160,920)        (560,076)         (47,335)         (29,256)         (29,750)        (367,601)
         1,884,534        2,444,610          387,195          416,451        2,421,373        2,788,974
    --------------   --------------   --------------   --------------   --------------   --------------
    $    1,723,614   $    1,884,534   $      339,860   $      387,195   $    2,391,623   $    2,421,373
    ==============   ==============   ==============   ==============   ==============   ==============
    $           --   $           --   $           --   $           --   $           51   $           51
    ==============   ==============   ==============   ==============   ==============   ==============

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
  STATEMENT OF CASH FLOWS                                            (UNAUDITED)
For the six months ended September 30, 2000

                                                                             TREASURY
                                                                               (000)
                                                                -----------------------------------
CASH FLOWS FROM OPERATING AND INVESTING ACTIVITIES:
  Investment income received................................    $       57,248
  Payment of operating expenses.............................          ( 14,725)
  Net reduction from reverse repurchase agreements
    outstanding.............................................          (363,520)
  Net sales of short-term investments.......................           526,205
                                                                --------------
Cash provided by operating and investing activities.........                         $      205,208
CASH FLOWS FROM FINANCING ACTIVITIES:
  Proceeds from Fund shares sold............................         1,738,902
  Payment on shares redeemed................................        (1,903,414)
  Distributions paid*.......................................           (40,721)
                                                                --------------
Cash used by financing activities...........................                               (205,233)
                                                                                     --------------
  Decrease in cash..........................................                         $          (25)
  Cash at beginning of period...............................                                     --
                                                                                     --------------
  Cash at end of period.....................................                         $          (25)
                                                                                     ==============
RECONCILIATION OF NET INCREASE IN NET ASSETS FROM OPERATIONS
  TO CASH PROVIDED BY OPERATING AND INVESTING ACTIVITIES:
Net increase in net assets resulting from operations........                         $       50,925
  Decrease in investments...................................    $      530,724
  Decrease in payable for reverse repurchase agreement
    transactions............................................          (363,520)
  Decrease in interest and dividends receivable.............             2,885
  Increase in receivable for investments sold...............        (1,339,639)
  Increase in payable for investments purchased.............         1,333,813
  Increase in other assets..................................               (83)
  Decrease in accrued expenses and other payables...........            (9,897)
                                                                --------------
Cash provided by operating and investing activities.........                         $      205,208
                                                                                     ==============

---------------

* Non-cash activities include reinvestment of dividends of $5,867.

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
  SCHEDULES OF CAPITAL STOCK ACTIVITY*

                                                           PRIME                                    TREASURY
                                            SIX MONTHS ENDED                          SIX MONTHS ENDED
                                           SEPTEMBER 30, 2000       YEAR ENDED       SEPTEMBER 30, 2000       YEAR ENDED
                                               (UNAUDITED)        MARCH 31, 2000         (UNAUDITED)        MARCH 31, 2000
                                           --------------------------------------------------------------------------------
(IN THOUSANDS)
PRIMARY A SHARES:
  Sold...................................      $ 2,637,319          $ 3,155,768          $   253,000          $   528,841
  Issued as reinvestment of dividends....            1,218                1,947                   13                   59
  Redeemed...............................       (2,165,518)          (3,569,068)            (267,914)            (791,845)
                                               -----------          -----------          -----------          -----------
  Net increase/(decrease)................      $   473,019          $  (411,353)         $   (14,901)         $  (262,945)
                                               ===========          ===========          ===========          ===========
PRIMARY B SHARES:
  Sold...................................      $    43,169          $   186,771          $    10,936          $    28,668
  Issued as reinvestment of dividends....               --                   --                   --                   --
  Redeemed...............................         (115,679)            (184,690)             (13,163)             (37,486)
                                               -----------          -----------          -----------          -----------
  Net increase/(decrease)................      $   (72,510)         $     2,081          $    (2,227)         $    (8,818)
                                               ===========          ===========          ===========          ===========
INVESTOR A SHARES:
  Sold...................................      $ 1,837,392          $ 2,984,063          $ 1,191,627          $ 2,595,557
  Issued as reinvestment of dividends....           16,611               31,183                1,678                2,922
  Redeemed...............................       (1,885,534)          (3,121,140)          (1,302,784)          (2,729,986)
                                               -----------          -----------          -----------          -----------
  Net increase/(decrease)................      $   (31,531)         $  (105,894)         $  (109,479)         $  (131,507)
                                               ===========          ===========          ===========          ===========
INVESTOR B SHARES:
  Sold...................................      $ 1,169,378          $ 2,436,021          $   257,169          $   658,880
  Issued as reinvestment of dividends....           15,966               32,005                2,608                5,968
  Redeemed...............................       (1,198,871)          (2,475,710)            (276,552)            (730,356)
                                               -----------          -----------          -----------          -----------
  Net increase/(decrease)................      $   (13,527)         $    (7,684)         $   (16,775)         $   (65,508)
                                               ===========          ===========          ===========          ===========
INVESTOR C SHARES:
  Sold...................................      $        33          $     9,365          $        --          $        28
  Issued as reinvestment of dividends....              178                  548                    3                    9
  Redeemed...............................           (3,530)             (12,126)                 (59)                 (42)
                                               -----------          -----------          -----------          -----------
  Net increase/(decrease)................      $    (3,319)         $    (2,213)         $       (56)         $        (5)
                                               ===========          ===========          ===========          ===========
DAILY SHARES:
  Sold...................................      $   184,821          $ 1,005,415          $    31,530          $   156,645
  Issued as reinvestment of dividends....           32,687               82,089                1,565                4,678
  Redeemed...............................         (396,534)          (2,571,494)             (50,577)            (252,616)
                                               -----------          -----------          -----------          -----------
  Net increase/(decrease)................      $  (179,026)         $(1,483,990)         $   (17,482)         $   (91,293)
                                               ===========          ===========          ===========          ===========
MARSICO SHARES:
  Sold...................................      $    57,075          $   131,075          $        --          $        --
  Issued as reinvestment of dividends....              599                1,055                   --                   --
  Redeemed...............................          (60,881)            (130,549)                  --                   --
                                               -----------          -----------          -----------          -----------
  Net increase/(decrease)................      $    (3,207)         $     1,581          $        --          $        --
                                               ===========          ===========          ===========          ===========
  Total net increase/(decrease)..........      $   169,899          $(2,007,472)         $  (160,920)         $  (560,076)
                                               ===========          ===========          ===========          ===========

---------------

 * Since the Funds have sold, issued as reinvestment of dividends and redeemed shares only at a constant net asset value of $1.00 per share, the number of shares represented by such sales, reinvestments and redemptions is the same as the amounts shown above for such transactions.

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

                                                  GOVERNMENT MONEY MARKET                          TAX EXEMPT
                                            SIX MONTHS ENDED                          SIX MONTHS ENDED
                                           SEPTEMBER 30, 2000       YEAR ENDED       SEPTEMBER 30, 2000       YEAR ENDED
                                               (UNAUDITED)        MARCH 31, 2000         (UNAUDITED)        MARCH 31, 2000
                                           --------------------------------------------------------------------------------
(IN THOUSANDS)
PRIMARY A SHARES:
  Sold...................................       $ 123,063            $ 817,399           $ 1,005,907          $ 1,659,136
  Issued as reinvestment of dividends....              13                   59                   253                  501
  Redeemed...............................        (150,723)            (822,255)           (1,008,000)          (1,754,045)
                                                ---------            ---------           -----------          -----------
  Net increase/(decrease)................       $ (27,647)           $  (4,797)          $    (1,840)         $   (94,408)
                                                =========            =========           ===========          ===========
PRIMARY B SHARES:
  Sold...................................       $   2,398            $   8,557           $    10,693          $    35,021
  Issued as reinvestment of dividends....              --                   --                    --                    2
  Redeemed...............................          (2,281)              (9,272)              (12,029)             (38,425)
                                                ---------            ---------           -----------          -----------
  Net increase/(decrease)................       $     117            $    (715)          $    (1,336)         $    (3,402)
                                                =========            =========           ===========          ===========
INVESTOR A SHARES:
  Sold...................................       $  92,608            $ 301,379           $    44,866          $    92,393
  Issued as reinvestment of dividends....             242                  752                   728                1,278
  Redeemed...............................        (101,397)            (300,053)              (48,933)            (103,429)
                                                ---------            ---------           -----------          -----------
  Net increase/(decrease)................       $  (8,547)           $   2,078           $    (3,339)         $    (9,758)
                                                =========            =========           ===========          ===========
INVESTOR B SHARES:
  Sold...................................       $ 128,169            $ 317,218           $   186,945          $   433,728
  Issued as reinvestment of dividends....           1,722                3,544                 2,824                5,615
  Redeemed...............................        (138,852)            (321,509)             (182,000)            (494,662)
                                                ---------            ---------           -----------          -----------
  Net increase/(decrease)................       $  (8,961)           $    (747)          $     7,769          $   (55,319)
                                                =========            =========           ===========          ===========
INVESTOR C SHARES:
  Sold...................................       $      --            $     428           $         5          $       370
  Issued as reinvestment of dividends....              14                   18                     5                    5
  Redeemed...............................              (5)                 (31)                   --                 (267)
                                                ---------            ---------           -----------          -----------
  Net increase/(decrease)................       $       9            $     415           $        10          $       108
                                                =========            =========           ===========          ===========
DAILY SHARES:
  Sold...................................       $  23,707            $ 287,994           $    77,089          $   270,242
  Issued as reinvestment of dividends....             507                1,367                 1,789                4,714
  Redeemed...............................         (26,521)            (314,852)             (109,891)            (479,780)
                                                ---------            ---------           -----------          -----------
  Net increase/(decrease)................       $  (2,307)           $ (25,491)          $   (31,013)         $  (204,824)
                                                =========            =========           ===========          ===========
  Total net increase/(decrease)..........       $ (47,336)           $ (29,257)          $   (29,749)         $  (367,603)
                                                =========            =========           ===========          ===========

---------------

 * Since the Funds have sold, issued as reinvestment of dividends and redeemed shares only at a constant net asset value of $1.00 per share, the number of shares represented by such sales, reinvestments and redemptions is the same as the amounts shown above for such transactions.

                       SEE NOTES TO FINANCIAL STATEMENTS.

                     [This page intentionally left blank.]

NATIONS FUNDS
  FINANCIAL HIGHLIGHTS
For a share outstanding throughout each period.

                                                                NET ASSET                         DIVIDENDS
                                                                  VALUE             NET            FROM NET
                                                                BEGINNING       INVESTMENT        INVESTMENT
                                                                 OF YEAR       INCOME/(LOSS)        INCOME
                                                                --------------------------------------------
PRIME
PRIMARY A SHARES
Six months ended 9/30/2000 (unaudited)......................      $1.00           $0.0316          $(0.0316)
Year ended 3/31/2000........................................       1.00            0.0522           (0.0522)
Year ended 3/31/1999........................................       1.00            0.0521           (0.0521)
Year ended 3/31/1998........................................       1.00            0.0547           (0.0547)
Year ended 3/31/1997........................................       1.00            0.0520           (0.0520)
Period ended 3/31/1996*.....................................       1.00            0.0468           (0.0468)
Year ended 5/31/1995........................................       1.00            0.0519           (0.0519)
PRIMARY B SHARES
Six months ended 9/30/2000 (unaudited)......................      $1.00           $0.0303          $(0.0303)
Year ended 3/31/2000........................................       1.00            0.0497           (0.0497)
Year ended 3/31/1999........................................       1.00            0.0496           (0.0496)
Year ended 3/31/1998........................................       1.00            0.0522           (0.0522)
Year ended 3/31/1997........................................       1.00            0.0495           (0.0495)
Period ended 3/31/1996*.....................................       1.00            0.0447           (0.0447)
Period ended 5/31/1995**....................................       1.00            0.0474           (0.0474)
INVESTOR A SHARES
Six months ended 9/30/2000 (unaudited)......................      $1.00           $0.0298          $(0.0298)
Year ended 3/31/2000........................................       1.00            0.0487           (0.0487)
Year ended 3/31/1999........................................       1.00            0.0486           (0.0486)
Year ended 3/31/1998........................................       1.00            0.0512           (0.0512)
Year ended 3/31/1997........................................       1.00            0.0485           (0.0485)
Period ended 3/31/1996*.....................................       1.00            0.0438           (0.0438)
Year ended 5/31/1995........................................       1.00            0.0475           (0.0475)
INVESTOR B SHARES
Six months ended 9/30/2000 (unaudited)......................      $1.00           $0.0303          $(0.0303)
Year ended 3/31/2000........................................       1.00            0.0497           (0.0497)
Year ended 3/31/1999........................................       1.00            0.0496           (0.0496)
Year ended 3/31/1998........................................       1.00            0.0522           (0.0522)
Year ended 3/31/1997........................................       1.00            0.0495           (0.0495)
Period ended 3/31/1996*.....................................       1.00            0.0447           (0.0447)
Year ended 5/31/1995........................................       1.00            0.0493           (0.0493)
INVESTOR C SHARES
Six months ended 9/30/2000 (unaudited)......................      $1.00           $0.0303          $(0.0303)
Year ended 3/31/2000........................................       1.00            0.0497           (0.0497)
Year ended 3/31/1999........................................       1.00            0.0496           (0.0496)
Year ended 3/31/1998........................................       1.00            0.0522           (0.0522)
Year ended 3/31/1997........................................       1.00            0.0495           (0.0495)
Period ended 3/31/1996*.....................................       1.00            0.0447           (0.0447)
Year ended 5/31/1995........................................       1.00            0.0493           (0.0493)
DAILY SHARES
Six months ended 9/30/2000 (unaudited)......................      $1.00           $0.0291          $(0.0291)
Year ended 3/31/2000........................................       1.00            0.0472           (0.0472)
Year ended 3/31/1999........................................       1.00            0.0471           (0.0471)
Year ended 3/31/1998........................................       1.00            0.0497           (0.0497)
Year ended 3/31/1997........................................       1.00            0.0470           (0.0470)
Period ended 3/31/1996*.....................................       1.00            0.0439           (0.0439)
Period ended 5/31/1995**....................................       1.00            0.0173           (0.0173)
MARSICO SHARES
Six months ended 9/30/2000 (unaudited)......................      $1.00           $0.0303          $(0.0303)
Year ended 3/31/2000........................................       1.00            0.0497           (0.0497)
Period ended 3/31/1999**....................................       1.00            0.0080           (0.0080)

---------------

 + Annualized.

++ Total return represents aggregate total return for the period indicated, assumes reinvestment of all distributions, and does not reflect the deduction of any applicable sales charges.

 * Fiscal year end changed to March 31. Prior to this, the fiscal year end was May 31.

 ** Prime Primary B, Daily and Marsico Shares commenced operations on June 16,
    1994, February 9, 1995 and January 26, 1999, respectively.

(a) The effect of the custodial expense offset (Note 2) on the operating expense ratio, with and without waivers and/or expense reimbursements, was less than 0.01%.

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

                                                                           WITHOUT WAIVERS
                                                                           AND/OR EXPENSE
                                                                           REIMBURSEMENTS
                                                                           ---------------
                                           RATIO OF         RATIO OF          RATIO OF
                                           OPERATING     NET INVESTMENT       OPERATING
  NET ASSET                 NET ASSETS    EXPENSES TO   INCOME/(LOSS) TO     EXPENSES TO
    VALUE         TOTAL     END OF YEAR   AVERAGE NET     AVERAGE NET        AVERAGE NET
 END OF YEAR     RETURN++      (000)        ASSETS           ASSETS            ASSETS
------------------------------------------------------------------------------------------
    $1.00          3.20%    $3,215,027       0.30%+(a)        6.31%+            0.34%+(a)
     1.00          5.34      2,742,001       0.30(a)          5.21              0.35(a)
     1.00          5.34      3,153,372       0.30(a)          5.21              0.34(a)
     1.00          5.61      2,852,555       0.30             5.48              0.35
     1.00          5.34      2,533,688       0.30             5.21              0.35
     1.00          4.79      2,472,469       0.30+            5.62+             0.37+
     1.00          5.32      2,873,096       0.30             5.23              0.38
    $1.00          3.07%    $   11,220       0.55%+(a)        6.06%+            0.59%+(a)
     1.00          5.08         83,730       0.55(a)          4.96              0.60(a)
     1.00          5.08         81,649       0.55(a)          4.96              0.59(a)
     1.00          5.34          8,132       0.55             5.23              0.60
     1.00          5.05        184,021       0.55             4.96              0.60
     1.00          4.57         96,305       0.55+            5.27+             0.62+
     1.00          4.84        126,120       0.55+            4.98+             0.63+
    $1.00          3.02%    $  558,275       0.65%+(a)        5.96%+            0.69%+(a)
     1.00          4.98        589,804       0.65(a)          4.86              0.70(a)
     1.00          4.91        695,703       0.65(a)          4.86              0.69(a)
     1.00          5.24      1,706,692       0.65             5.13              0.70
     1.00          4.96      1,157,724       0.65             4.86              0.70
     1.00          4.48      1,099,490       0.65+            5.27+             0.72+
     1.00          4.85        698,358       0.75             4.78              0.83
    $1.00          3.07%    $  717,458       0.55%+(a)        6.06%+            0.69%+(a)
     1.00          5.08        730,984       0.55(a)          4.96              0.70(a)
     1.00          5.02        738,673       0.55(a)          4.96              0.69(a)
     1.00          5.34        844,367       0.55             5.23              0.60
     1.00          5.05        381,015       0.55             4.96              0.60
     1.00          4.57        358,646       0.55+            5.37+             0.62+
     1.00          5.03        216,973       0.56             4.97              0.64
    $1.00          3.07%    $    5,505       0.55%+(a)        6.06%+            0.59%+(a)
     1.00          5.08          8,824       0.55(a)          4.96              0.60(a)
     1.00          5.02         11,037       0.55(a)          4.96              0.59(a)
     1.00          5.34         96,149       0.55             5.23              0.60
     1.00          5.05         93,678       0.55             4.96              0.60
     1.00          4.57         74,822       0.55+            5.37+             0.62+
     1.00          5.03         53,451       0.56             4.97              0.64
    $1.00          2.94%    $1,055,003       0.80%+(a)        5.81%+            1.04%+(a)
     1.00          4.82      1,234,026       0.80(a)          4.71              1.05(a)
     1.00          4.75      2,718,028       0.80(a)          4.71              1.04(a)
     1.00          5.08         92,974       0.80             4.98              0.85
     1.00          4.80          9,010       0.80             4.71              0.85
     1.00          4.49             40       0.67+            5.25+             0.74+
     1.00          1.74              2       0.55+            4.98+             0.63+
    $1.00          3.07%    $   16,344       0.55%+(a)        6.06%+            0.59%+(a)
     1.00          5.08         19,552       0.55(a)          4.96              0.60(a)
     1.00          0.80         17,970       0.55+(a)         4.96+             0.59+(a)

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

For a share outstanding throughout each period.

                                                                NET ASSET                         DIVIDENDS
                                                                  VALUE             NET            FROM NET
                                                                BEGINNING       INVESTMENT        INVESTMENT
                                                                 OF YEAR       INCOME/(LOSS)        INCOME
                                                                --------------------------------------------
TREASURY
PRIMARY A SHARES
Six months ended 9/30/2000 (unaudited)......................      $1.00           $0.0301          $(0.0301)
Year ended 3/31/2000........................................       1.00            0.0493           (0.0493)
Year ended 3/31/1999........................................       1.00            0.0499           (0.0499)
Year ended 3/31/1998........................................       1.00            0.0531           (0.0531)
Year ended 3/31/1997........................................       1.00            0.0509           (0.0509)
Period ended 3/31/1996*.....................................       1.00            0.0458           (0.0458)#
Year ended 5/31/1995........................................       1.00            0.0494           (0.0494)#
PRIMARY B SHARES
Six months ended 9/30/2000 (unaudited)......................      $1.00           $0.0289          $(0.0289)
Year ended 3/31/2000........................................       1.00            0.0468           (0.0468)
Year ended 3/31/1999........................................       1.00            0.0474           (0.0474)
Year ended 3/31/1998........................................       1.00            0.0506           (0.0506)
Year ended 3/31/1997........................................       1.00            0.0484           (0.0484)
Period ended 3/31/1996*.....................................       1.00            0.0437           (0.0437)#
Period ended 5/31/1995**....................................       1.00            0.0449           (0.0449)#
INVESTOR A SHARES
Six months ended 9/30/2000 (unaudited)......................      $1.00           $0.0284          $(0.0284)
Year ended 3/31/2000........................................       1.00            0.0458           (0.0458)
Year ended 3/31/1999........................................       1.00            0.0464           (0.0464)
Year ended 3/31/1998........................................       1.00            0.0496           (0.0496)
Year ended 3/31/1997........................................       1.00            0.0474           (0.0474)
Period ended 3/31/1996*.....................................       1.00            0.0429           (0.0429)#
Year ended 5/31/1995........................................       1.00            0.0457           (0.0457)#
INVESTOR B SHARES
Six months ended 9/30/2000 (unaudited)......................      $1.00           $0.0289          $(0.0289)
Year ended 3/31/2000........................................       1.00            0.0468           (0.0468)
Year ended 3/31/1999........................................       1.00            0.0474           (0.0474)
Year ended 3/31/1998........................................       1.00            0.0506           (0.0506)
Year ended 3/31/1997........................................       1.00            0.0484           (0.0484)
Period ended 3/31/1996*.....................................       1.00            0.0437           (0.0437)#
Year ended 5/31/1995........................................       1.00            0.0468           (0.0468)#
INVESTOR C SHARES
Six months ended 9/30/2000 (unaudited)......................      $1.00           $0.0289          $(0.0289)
Year ended 3/31/2000........................................       1.00            0.0468           (0.0468)
Year ended 3/31/1999........................................       1.00            0.0474           (0.0474)
Year ended 3/31/1998........................................       1.00            0.0506           (0.0506)
Year ended 3/31/1997........................................       1.00            0.0484           (0.0484)
Period ended 3/31/1996*.....................................       1.00            0.0437           (0.0437)#
Year ended 5/31/1995........................................       1.00            0.0468           (0.0468)#
DAILY SHARES
Six months ended 9/30/2000 (unaudited)......................      $1.00           $0.0276          $(0.0276)
Year ended 3/31/2000........................................       1.00            0.0443           (0.0443)
Year ended 3/31/1999........................................       1.00            0.0449           (0.0449)
Year ended 3/31/1998........................................       1.00            0.0481           (0.0481)
Year ended 3/31/1997........................................       1.00            0.0455           (0.0455)
Period ended 3/31/1996*.....................................       1.00            0.0404           (0.0404)
Period ended 5/31/1995**....................................       1.00            0.0167           (0.0167)

---------------

 + Annualized.

++ Total return represents aggregate total return for the period indicated, assumes reinvestment of all distributions, and does not reflect the deduction of any applicable sales charges.

 * Fiscal year end changed to March 31. Prior to this, the fiscal year end was May 31.

 ** Treasury Primary B and Daily Shares commenced operations on June 16, 1994 and February 9, 1995, respectively.

 # Amount includes distributions from net realized gains of less than $0.0001 per share.

(a) The effect of the custodial expense offset (Note 2) on the operating expense ratio, with and without waivers and/or expense reimbursements, was less than 0.01%.

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

                                                                           WITHOUT WAIVERS
                                                                           AND/OR EXPENSE
                                                                           REIMBURSEMENTS
                                                                           ---------------
                                           RATIO OF       RATIO OF NET        RATIO OF
                                           OPERATING       INVESTMENT         OPERATING
  NET ASSET                 NET ASSETS    EXPENSES TO   INCOME/(LOSS) TO     EXPENSES TO
    VALUE         TOTAL     END OF YEAR   AVERAGE NET     AVERAGE NET        AVERAGE NET
 END OF YEAR     RETURN++      (000)        ASSETS           ASSETS            ASSETS
------------------------------------------------------------------------------------------
    $1.00          3.05%    $  488,611       0.30%+(a)        6.01%+            0.35%+(a)
     1.00          5.04        503,511       0.30(a)          4.90              0.35(a)
     1.00          5.10        766,456       0.30(a)          5.01              0.35(a)
     1.00          5.43        615,185       0.30             5.31              0.35
     1.00          5.22      1,345,585       0.30             5.09              0.35
     1.00          4.67        821,030       0.30+            5.52+             0.37+
     1.00          5.05      2,896,868       0.30             4.99              0.35
    $1.00          2.92%    $    9,270       0.55%+(a)        5.76%+            0.60%+(a)
     1.00          4.78         11,496       0.55(a)          4.65              0.60(a)
     1.00          4.84         20,315       0.55(a)          4.76              0.60(a)
     1.00          5.18         11,764       0.55             5.06              0.60
     1.00          4.96         55,170       0.55             4.84              0.60
     1.00          4.46         47,488       0.55+            5.27+             0.62+
     1.00          4.56         56,815       0.55+            4.74+             0.60+
    $1.00          2.87%    $  935,247       0.65%+(a)        5.66%+            0.70%+(a)
     1.00          4.68      1,044,726       0.65(a)          4.55              0.70(a)
     1.00          4.74      1,176,233       0.65(a)          4.66              0.70(a)
     1.00          5.06      1,361,214       0.65             4.96              0.70
     1.00          4.85        719,199       0.65             4.74              0.70
     1.00          4.36         89,584       0.65+            5.17+             0.72+
     1.00          4.65        107,475       0.67             4.62              0.72
    $1.00          2.92%    $  179,556       0.55%+(a)        5.76%+            0.70%+(a)
     1.00          4.78        196,332       0.55(a)          4.65              0.70(a)
     1.00          4.84        261,840       0.55(a)          4.76              0.70(a)
     1.00          5.18        546,833       0.55             5.06              0.60
     1.00          4.96        973,297       0.55             4.84              0.60
     1.00          4.46      1,525,048       0.55+            5.27+             0.62+
     1.00          4.76         52,564       0.56             4.73              0.61
    $1.00          2.92%    $      114       0.55%+(a)        5.76%+            0.60%+(a)
     1.00          4.78            170       0.55(a)          4.65              0.60(a)
     1.00          4.84            175       0.55(a)          4.76              0.60(a)
     1.00          5.18          8,295       0.55             5.06              0.60
     1.00          4.96         13,868       0.55             4.84              0.60
     1.00          4.46          8,783       0.55+            5.27+             0.62+
     1.00          4.76          6,373       0.56             4.73              0.61
    $1.00          2.79%    $  110,817       0.80%+(a)        5.51%+            1.05%+(a)
     1.00          4.52        128,299       0.80(a)          4.40              1.05(a)
     1.00          4.58        219,592       0.80(a)          4.51              1.05(a)
     1.00          4.92        178,284       0.80             4.81              0.85
     1.00          4.66         16,323       0.80             4.59              0.85
     1.00          4.09              2       0.64+            5.18+             0.71+
     1.00          1.67              2       0.55+            4.74+             0.60+

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

For a share outstanding throughout each period.

                                                                NET ASSET                     DIVIDENDS
                                                                  VALUE           NET          FROM NET
                                                                BEGINNING     INVESTMENT      INVESTMENT
                                                                 OF YEAR     INCOME/(LOSS)      INCOME
                                                                ----------------------------------------
GOVERNMENT MONEY MARKET
PRIMARY A SHARES
Six months ended 9/30/2000 (unaudited)......................      $1.00         $0.0309        $(0.0309)
Year ended 3/31/2000........................................       1.00          0.0501         (0.0501)
Year ended 3/31/1999........................................       1.00          0.0497         (0.0497)
Year ended 3/31/1998........................................       1.00          0.0524         (0.0524)
Year ended 3/31/1997........................................       1.00          0.0503         (0.0503)
Period ended 3/31/1996*.....................................       1.00          0.0173         (0.0173)
Year ended 11/30/1995.......................................       1.00          0.0558         (0.0558)
PRIMARY B SHARES
Six months ended 9/30/2000 (unaudited)......................      $1.00         $0.0296        $(0.0296)
Year ended 3/31/2000........................................       1.00          0.0475         (0.0475)
Year ended 3/31/1999........................................       1.00          0.0472         (0.0472)
Year ended 3/31/1998........................................       1.00          0.0499         (0.0499)
Year ended 3/31/1997........................................       1.00          0.0478         (0.0478)
Period ended 3/31/1996*.....................................       1.00          0.0165         (0.0165)
Year ended 11/30/1995.......................................       1.00          0.0533         (0.0533)
INVESTOR A SHARES
Six months ended 9/30/2000 (unaudited)......................      $1.00         $0.0291        $(0.0291)
Year ended 3/31/2000........................................       1.00          0.0465         (0.0465)
Year ended 3/31/1999........................................       1.00          0.0462         (0.0462)
Year ended 3/31/1998........................................       1.00          0.0489         (0.0489)
Year ended 3/31/1997........................................       1.00          0.0468         (0.0468)
Period ended 3/31/1996*.....................................       1.00          0.0162         (0.0162)
Year ended 11/30/1995.......................................       1.00          0.0522         (0.0522)
INVESTOR B SHARES
Six months ended 9/30/2000 (unaudited)......................      $1.00         $0.0296        $(0.0296)
Year ended 3/31/2000........................................       1.00          0.0475         (0.0475)
Year ended 3/31/1999........................................       1.00          0.0472         (0.0472)
Year ended 3/31/1998........................................       1.00          0.0499         (0.0499)
Year ended 3/31/1997........................................       1.00          0.0478         (0.0478)
Period ended 3/31/1996*.....................................       1.00          0.0165         (0.0165)
Year ended 11/30/1995.......................................       1.00          0.0532         (0.0532)
INVESTOR C SHARES
Six months ended 9/30/2000 (unaudited)......................      $1.00         $0.0296        $(0.0296)
Year ended 3/31/2000........................................       1.00          0.0476         (0.0476)
Year ended 3/31/1999........................................       1.00          0.0472         (0.0472)
Year ended 3/31/1998........................................       1.00          0.0499         (0.0499)
Year ended 3/31/1997........................................       1.00          0.0478         (0.0478)
Period ended 3/31/1996*.....................................       1.00          0.0165         (0.0165)
Year ended 11/30/1995.......................................       1.00          0.0532         (0.0532)
DAILY SHARES
Six months ended 9/30/2000 (unaudited)......................      $1.00         $0.0284        $(0.0284)
Year ended 3/31/2000........................................       1.00          0.0450         (0.0450)
Year ended 3/31/1999........................................       1.00          0.0447         (0.0447)
Year ended 3/31/1998........................................       1.00          0.0474         (0.0474)
Year ended 3/31/1997........................................       1.00          0.0453         (0.0453)
Period ended 3/31/1996*.....................................       1.00          0.0157         (0.0157)
Period ended 11/30/1995**...................................       1.00          0.0418         (0.0418)

---------------

 + Annualized.

++ Total return represents aggregate total return for the period indicated, assumes reinvestment of all distributions, and does not reflect the deduction of any applicable sales charges.

 * Fiscal year end changed to March 31. Prior to this, the fiscal year end was November 30.

 ** Government Money Market Daily Shares commenced operations on February 10,
    1995.

(a) The effect of the custodial expense offset (Note 2) on the operating expense ratio, with and without waivers and/or expense reimbursements, was less than 0.01%.

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

                                                                        WITHOUT WAIVERS
                                                                        AND/OR EXPENSE
                                                                        REIMBURSEMENTS
                                                                        ---------------
                                        RATIO OF         RATIO OF          RATIO OF
                                        OPERATING     NET INVESTMENT       OPERATING
 NET ASSET               NET ASSETS    EXPENSES TO   INCOME/(LOSS) TO     EXPENSES TO
   VALUE       TOTAL     END OF YEAR   AVERAGE NET     AVERAGE NET        AVERAGE NET
END OF YEAR   RETURN++      (000)        ASSETS           ASSETS            ASSETS
---------------------------------------------------------------------------------------
   $1.00        3.12%     $243,233        0.30%+(a)        6.15%+            0.40%+(a)
    1.00        5.12       270,879        0.30(a)          5.06              0.44(a)
    1.00        5.08       275,677        0.30(a)          4.97              0.58(a)
    1.00        5.39       217,506        0.30             5.25              0.59
    1.00        5.18       299,395        0.30             5.03              0.57
    1.00        1.74       336,771        0.30+            5.20+             0.59+
    1.00        5.72       332,895        0.30             5.58              0.57
   $1.00        3.00%     $    700        0.55%+(a)        5.90%+            0.65%+(a)
    1.00        4.86           583        0.55(a)          4.81              0.69(a)
    1.00        4.82         1,298        0.55(a)          4.72              0.83(a)
    1.00        5.12         1,812        0.55             5.00              0.84
    1.00        4.93        19,450        0.55             4.78              0.82
    1.00        1.66        31,581        0.55+            4.95+             0.84+
    1.00        5.45        27,122        0.55             5.33              0.82
   $1.00        2.94%     $  7,455        0.65%+(a)        5.80%+            0.75%+(a)
    1.00        4.75        16,002        0.65(a)          4.71              0.79(a)
    1.00        4.72        13,924        0.65(a)          4.62              0.93(a)
    1.00        5.01        23,806        0.65             4.90              0.94
    1.00        4.80        18,717        0.65             4.68              0.92
    1.00        1.62        48,742        0.65+            4.85+             0.94+
    1.00        5.34        26,175        0.65             5.23              0.92
   $1.00        3.00%     $ 72,373        0.55%+(a)        5.90%+            0.75%+(a)
    1.00        4.86        81,334        0.55(a)          4.81              0.79(a)
    1.00        4.82        82,080        0.55(a)          4.72              0.93(a)
    1.00        5.12        77,060        0.55             5.00              0.84
    1.00        4.93        27,750        0.55             4.78              0.82
    1.00        1.66        62,617        0.55+            4.95+             0.84+
    1.00        5.45        27,079        0.55             5.33              0.82
   $1.00        3.00%     $    467        0.55%+(a)        5.90%+            0.65%+(a)
    1.00        4.86           458        0.55(a)          4.81              0.69(a)
    1.00        4.82            42        0.55(a)          4.72              0.83(a)
    1.00        5.12         3,369        0.55             5.00              0.84
    1.00        4.93         2,142        0.55             4.78              0.82
    1.00        1.66         1,731        0.55+            4.95+             0.84+
    1.00        5.44         4,414        0.55             5.33              0.82
   $1.00        2.87%     $ 15,632        0.80%+(a)        5.65%+            1.10%+(a)
    1.00        4.60        17,939        0.80(a)          4.56              1.14(a)
    1.00        4.56        43,430        0.80(a)          4.47              1.28(a)
    1.00        4.85         6,567        0.80             4.75              1.09
    1.00        4.63         7,860        0.80             4.53              1.07
    1.00        1.58             2        0.71+            4.79+             1.00+
    1.00        4.38             2        0.55+            5.33+             0.82+

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

For a share outstanding throughout each period.

                                                                NET ASSET                     DIVIDENDS
                                                                  VALUE           NET          FROM NET
                                                                BEGINNING     INVESTMENT      INVESTMENT
                                                                 OF YEAR     INCOME/(LOSS)      INCOME
                                                                ----------------------------------------
TAX EXEMPT
PRIMARY A SHARES
Six months ended 9/30/2000 (unaudited)......................      $1.00         $0.0201        $(0.0201)
Year ended 3/31/2000........................................       1.00          0.0321         (0.0321)
Year ended 3/31/1999........................................       1.00          0.0312         (0.0312)
Year ended 3/31/1998........................................       1.00          0.0345         (0.0345)
Year ended 3/31/1997........................................       1.00          0.0324         (0.0324)
Period ended 3/31/1996*.....................................       1.00          0.0112         (0.0112)
Year ended 11/30/1995.......................................       1.00          0.0361         (0.0361)
PRIMARY B SHARES
Six months ended 9/30/2000 (unaudited)......................      $1.00         $0.0189        $(0.0189)
Year ended 3/31/2000........................................       1.00          0.0296         (0.0296)
Year ended 3/31/1999........................................       1.00          0.0288         (0.0288)
Year ended 3/31/1998........................................       1.00          0.0320         (0.0320)
Year ended 3/31/1997........................................       1.00          0.0300         (0.0300)
Period ended 3/31/1996*.....................................       1.00          0.0104         (0.0104)
Year ended 11/30/1995.......................................       1.00          0.0335         (0.0335)
INVESTOR A SHARES
Six months ended 9/30/2000 (unaudited)......................      $1.00         $0.0184        $(0.0184)
Year ended 3/31/2000........................................       1.00          0.0286         (0.0286)
Year ended 3/31/1999........................................       1.00          0.0278         (0.0278)
Year ended 3/31/1998........................................       1.00          0.0316         (0.0316)
Year ended 3/31/1997........................................       1.00          0.0300         (0.0300)
Period ended 3/31/1996*.....................................       1.00          0.0104         (0.0104)
Year ended 11/30/1995.......................................       1.00          0.0335         (0.0335)
INVESTOR B SHARES
Six months ended 9/30/2000 (unaudited)......................      $1.00         $0.0189        $(0.0189)
Year ended 3/31/2000........................................       1.00          0.0298         (0.0298)
Year ended 3/31/1999........................................       1.00          0.0293         (0.0293)
Year ended 3/31/1998........................................       1.00          0.0325         (0.0325)
Year ended 3/31/1997........................................       1.00          0.0307         (0.0307)
Period ended 3/31/1996*.....................................       1.00          0.0106         (0.0106)
Year ended 11/30/1995.......................................       1.00          0.0342         (0.0342)
INVESTOR C SHARES
Six months ended 9/30/2000 (unaudited)......................      $1.00         $0.0189        $(0.0189)
Year ended 3/31/2000........................................       1.00          0.0296         (0.0296)
Year ended 3/31/1999........................................       1.00          0.0288         (0.0288)
Year ended 3/31/1998........................................       1.00          0.0323         (0.0323)
Year ended 3/31/1997........................................       1.00          0.0311         (0.0311)
Period ended 3/31/1996*.....................................       1.00          0.0107         (0.0107)
Year ended 11/30/1995.......................................       1.00          0.0346         (0.0346)
DAILY SHARES
Six months ended 9/30/2000 (unaudited)......................      $1.00         $0.0176        $(0.0176)
Year ended 3/31/2000........................................       1.00          0.0271         (0.0271)
Year ended 3/31/1999........................................       1.00          0.0263         (0.0263)
Year ended 3/31/1998........................................       1.00          0.0295         (0.0295)
Year ended 3/31/1997........................................       1.00          0.0270         (0.0270)
Period ended 3/31/1996*.....................................       1.00          0.0090         (0.0090)
Period ended 11/30/1995**...................................       1.00          0.0243         (0.0243)

---------------

 + Annualized.

++ Total return represents aggregate total return for the period indicated, assumes reinvestment of all distributions, and does not reflect the deduction of any applicable sales charges.

 * Fiscal year end changed to March 31. Prior to this, the fiscal year end was November 30.

 ** Tax Exempt Daily Shares commenced operations on February 10, 1995.

(a) The effect of interest expense on the operating expense ratio was less than 0.01%.

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

                                                                        WITHOUT WAIVERS
                                                                        AND/OR EXPENSE
                                                                        REIMBURSEMENTS
                                                                        ---------------
                                        RATIO OF         RATIO OF          RATIO OF
                                        OPERATING     NET INVESTMENT       OPERATING
 NET ASSET               NET ASSETS    EXPENSES TO   INCOME/(LOSS) TO     EXPENSES TO
   VALUE       TOTAL     END OF YEAR   AVERAGE NET     AVERAGE NET        AVERAGE NET
END OF YEAR   RETURN++      (000)        ASSETS           ASSETS            ASSETS
---------------------------------------------------------------------------------------
   $1.00        2.03%    $2,035,901       0.30%+           4.00%+            0.34%+
    1.00        3.26      2,037,742       0.30             3.20              0.42
    1.00        3.17      2,132,148       0.30(a)          3.11              0.55(a)
    1.00        3.48      2,001,083       0.30(a)          3.43              0.56(a)
    1.00        3.29      1,184,313       0.30             3.25              0.55
    1.00        1.12      1,078,764       0.30+            3.35+             0.58+
    1.00        3.68        905,125       0.30             3.62              0.57
   $1.00        1.90%    $    5,499       0.55%+           3.75%+            0.59%+
    1.00        3.00          6,835       0.55             2.95              0.67
    1.00        2.91         10,236       0.55(a)          2.86              0.80(a)
    1.00        3.22          8,726       0.55(a)          3.18              0.81(a)
    1.00        3.04         13,151       0.55             3.00              0.80
    1.00        1.04          9,370       0.55+            3.10+             0.83+
    1.00        3.39         11,666       0.55             3.37              0.82
   $1.00        1.85%    $   40,595       0.65%+           3.65%+            0.69%+
    1.00        2.90         43,934       0.65             2.85              0.77
    1.00        2.81         53,693       0.65(a)          2.76              0.90(a)
    1.00        3.20        171,786       0.58(a)          3.15              0.84(a)
    1.00        3.04        145,337       0.55             3.00              0.80
    1.00        1.04        128,414       0.55+            3.10+             0.83+
    1.00        3.40        126,207       0.55             3.37              0.82
   $1.00        1.90%    $  211,919       0.55%+           3.75%+            0.69%+
    1.00        3.02        204,150       0.53             2.97              0.75
    1.00        2.97        259,469       0.50(a)          2.91              0.90(a)
    1.00        3.30        249,819       0.50(a)          3.23              0.76(a)
    1.00        3.11        228,601       0.50             3.05              0.75
    1.00        1.06        132,914       0.50+            3.15+             0.78+
    1.00        3.47         86,374       0.50             3.42              0.77
   $1.00        1.90%    $      336       0.55%+           3.75%+            0.59%+
    1.00        3.00            326       0.55             2.95              0.67
    1.00        2.91            218       0.55(a)          2.86              0.80(a)
    1.00        3.26         67,511       0.48(a)          3.25              0.74(a)
    1.00        3.15         62,761       0.45             3.10              0.70
    1.00        1.07         66,743       0.45+            3.20+             0.73+
    1.00        3.52         41,409       0.45             3.47              0.72
   $1.00        1.77%    $   97,373       0.80%+           3.50%+            1.04%+
    1.00        2.74        128,386       0.80             2.70              1.12
    1.00        2.66        333,210       0.80(a)          2.61              1.25(a)
    1.00        2.98         12,541       0.80(a)          2.93              1.06(a)
    1.00        2.73          2,334       0.80             2.75              1.05
    1.00        0.91              2       0.69+            2.96+             0.97+
    1.00        2.61              2       0.45+            3.47+             0.72+

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
  NOTES TO FINANCIAL STATEMENTS                                      (UNAUDITED)

Nations Fund Trust (the "Trust") and Nations Fund, Inc. (the "Company") are each registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end investment company. At September 30, 2000, the Trust offered thirty-four separate portfolios and the Company offered six separate portfolios. These financial statements pertain only to the money market portfolios of the Trust and the Company: Prime Fund, Treasury Fund, Government Money Market Fund and Tax Exempt Fund (each a "Fund" and collectively, the "Funds"). Financial statements for the other portfolios of the Trust and the Company are presented under separate cover. The Funds currently offer six classes of shares: Primary A Shares, Primary B Shares, Investor A Shares, Investor B Shares, Investor C Shares and Daily Shares. The Prime Fund also offers Marsico Shares. Shareholders of a Fund have equal voting rights on matters affecting all shareholders of the Fund. In addition, each class of shares of a Fund has exclusive voting rights on matters that relate solely to that class and separate voting rights on matters in which the interests of one class differ from the interests of any other class.

1.  SIGNIFICANT ACCOUNTING POLICIES

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make certain estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements.

Securities valuation: Securities are valued on the basis of amortized cost, which approximates current market value. Amortized cost valuation involves initially valuing an instrument at its cost and thereafter assuming a constant amortization to maturity of any discount or accretion premium, as long as the effect of fluctuating interest rates on the market value of the instrument is not significant. Restricted securities and certain other assets may be valued under procedures adopted by the Board of Trustees/Directors.

Repurchase agreements: Each Fund may engage in repurchase agreement transactions. Under the terms of a typical repurchase agreement, a Fund takes possession of an underlying debt obligation subject to an obligation of the seller to repurchase, and the obligation of a Fund to resell, the underlying debt obligation at an agreed-upon price and date, thereby determining the yield during the Fund's holding period. This arrangement results in a fixed rate of return that is not subject to market fluctuations during the Fund's holding period. The value of the collateral is at least equal at all times to the total amount of the repurchase obligations, including interest. Generally, in the event of counterparty default, the Fund has the right to use the collateral to offset losses incurred. There would be a potential loss to the Fund in the event the Fund is delayed or prevented from exercising its right to dispose of the collateral securities, including the risk of a possible decline in the value of the underlying securities during the period the Fund seeks to assert its right. The Funds' investment adviser and sub-adviser, under the oversight of the Board of Trustees/ Directors, monitor the value of collateral received as well as the creditworthiness of those banks and dealers with which the Funds enter into repurchase agreements to evaluate potential risks.

Reverse repurchase agreements: Each Fund may enter into reverse repurchase agreements with institutions that the Fund's investment sub-adviser has determined are creditworthy. Under the terms of a typical reverse repurchase agreement, a Fund sells securities and agrees to repurchase them at a mutually agreed upon date and price. At the time the Fund enters into a reverse repurchase agreement, it establishes a segregated account with its custodian bank in which it will maintain cash, U.S. Government securities or other appropriate liquid securities at least equal in value to the Fund's obligations arising under the reverse repurchase agreement. Reverse repurchase agreements involve the risk that the market value of the securities purchased with the proceeds from the sale of securities received by the Fund may decline below the price of the securities that the Fund is obligated to repurchase. In the event the buyer of securities under a reverse repurchase agreement files for bankruptcy or becomes insolvent, the Fund's use of proceeds of the agreement may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce the Fund's obligation to repurchase the securities. Securities subject to repurchase under reverse repurchase agreements are designated in the Statements of net assets.

At September 30, 2000, the Treasury Fund had no reverse repurchase agreements outstanding. The average daily balance of reverse repurchase agreements outstanding for the Treasury Fund during the six months ended September 30, 2000 was $284,280,238. Prime Fund, Government Money Market Fund and Tax Exempt Fund did not enter into any reverse repurchase

NATIONS FUNDS

  NOTES TO FINANCIAL STATEMENTS (CONTINUED)                          (UNAUDITED)

agreements during the six months ended September 30, 2000.

Securities transactions and investment income: Securities transactions are accounted for on trade date. Realized gains and losses are computed based on the specific identification of securities sold. Interest income, adjusted for accretion of discounts and amortization of premiums calculated ratably, is earned from settlement date and recorded on an accrual basis. Dividend income is recorded on ex-dividend date. Each Fund's investment income and realized and unrealized gains and losses are allocated among its share classes based upon the relative net assets of each class of shares.

Securities purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after trade date; interest income is not accrued until settlement date. At the time a Fund enters into such transactions, it instructs the custodian to segregate assets with a current value at least equal to the amount of its when-issued or delayed-delivery purchase commitments.

Dividends and distributions to shareholders: It is the policy of each Fund to declare dividends from net investment income daily and to pay such dividends monthly. Each Fund will distribute net realized short-term capital gains annually after the fiscal year in which the capital gains were earned or more frequently to seek to maintain a net asset value of $1.00 per share, unless offset by any available capital loss carryforward. Income distributions and capital gain distributions on a Fund level are determined in accordance with federal income tax regulations which may differ from accounting principles generally accepted in the United States of America.

Federal income tax: Each Fund intends to continue to qualify as a regulated investment company by complying with the applicable requirements of the Internal Revenue Code of 1986, as amended, and by distributing substantially all of its earnings to shareholders. Therefore, no provision is made for federal income or excise taxes.

Expenses: General expenses of the Trust and the Company are allocated to the Funds based upon their relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to a Fund or class of shares are charged to such Fund or class.

Cash flow information: Cash, as used in the Statement of cash flows, is the amount reported in the Statements of net assets and represents cash on hand at a Fund's custodian. The Trust and the Company issue and redeem shares, invest in securities, and distribute dividends from net investment income and net capital gains (which are either paid in cash or reinvested at the discretion of shareholders). These activities are reported in the Statements of changes in net assets. Information on cash payments is presented in the Statement of cash flows for Treasury Fund.

2. INVESTMENT ADVISORY FEE, SUB-ADVISORY FEE, ADMINISTRATION FEE AND RELATED PARTY TRANSACTIONS

Each of the Trust and the Company has entered into an investment advisory agreement (the "Investment Advisory Agreements") with Banc of America Advisors, Inc. ("BAAI"), a wholly-owned subsidiary of Bank of America, N.A. ("Bank of America"), which in turn is a wholly-owned banking subsidiary of Bank of America Corporation, a bank holding company organized as a Delaware corporation, pursuant to which BAAI provides investment advisory services to the Funds. Under the terms of the Investment Advisory Agreements, BAAI is entitled to receive an advisory fee, calculated daily and payable monthly, at the maximum annual rate of 0.20% of each Fund's average daily net assets.

Each of the Trust and the Company has entered into a sub-advisory agreement with BAAI and Banc of America Capital Management, Inc. ("BACAP"), a wholly-owned subsidiary of Bank of America, pursuant to which BACAP is entitled to receive a sub-advisory fee from BAAI at the maximum annual rate of 0.055% of each Fund's average daily net assets.

Stephens Inc. ("Stephens") and BAAI serve as co-administrators of the Trust and the Company. Under the co-administration agreements, Stephens and BAAI are currently entitled to receive a combined fee, computed daily and paid monthly, at the maximum annual rate of 0.10% of each Fund's average daily net assets. The Bank of New York ("BNY") serves as sub-administrator of the Trust and the Company pursuant to agreements with BAAI. For the six months ended September 30, 2000, Stephens and BAAI earned 0.06% and 0.01%, respectively, of the Funds' average daily net assets for their co-administration services.

BAAI and/or the sub-adviser and Stephens may, from time to time, reduce their fees payable by each Fund. Effective August 1, 2000, BAAI and/or the sub-adviser and Stephens agreed to reimburse expenses and/or waive their fees until July 31, 2001 to the extent that total expenses (excluding shareholder servicing and distribution fees) exceed an annual rate of 0.30% of each Fund's average daily net assets.

NATIONS FUNDS

  NOTES TO FINANCIAL STATEMENTS (CONTINUED)                          (UNAUDITED)

BNY serves as the custodian of the Trust's and the Company's assets. For the six months ended September 30, 2000, expenses of the Prime, Treasury and Government Money Market Funds were reduced by $26,206 under expense offset arrangements with BNY. The Funds could have invested a portion of the assets utilized in connection with the expense offset arrangements in an income producing asset if they had not entered into such arrangements. The Tax Exempt Fund does not participate in the expense offset arrangement.

No officer, director or employee of Bank of America, BAAI or BACAP, or any affiliate thereof, receives any compensation from the Trust and the Company for serving as Trustee/Director or Officer of the Trust and the Company.

PFPC Inc. ("PFPC") serves as the transfer agent for the Funds' shares. Bank of America serves as the sub-transfer agent for the Primary A and Primary B Shares of the Funds. For the six months ended September 30, 2000, Bank of America earned approximately $7,859 for providing such services. Stephens also serves as distributor of the Funds' shares.

The Trust's and the Company's eligible Trustees/ Directors, may participate in non-qualified deferred compensation and retirement plans which may be terminated at any time. All benefits provided under these plans are unfunded and any payments to plan participants are paid solely out of the Funds' assets. Income earned on each plan participant's deferral account is tied to the rate of return of the eligible mutual funds selected by the participants or, if no funds are selected, to the rate of return of the Treasury Fund. The expense for the deferred compensation and retirement plans is included in "Trustees'/Directors' fees and expenses" in the Statements of operations.

A significant portion of each Fund's Primary A Shares represents investments by fiduciary accounts over which Bank of America has either sole or joint investment discretion.

3.  SHAREHOLDER SERVICING AND DISTRIBUTION PLANS

The Trust and the Company each has adopted shareholder servicing plans and distribution plans for the Investor A, Investor B and Daily Shares of each Fund and shareholder servicing plans for the Primary B and the Investor C Shares of each Fund and Marsico Shares of the Prime Fund. The shareholder servicing plans permit the Funds to compensate or reimburse servicing agents for shareholder services provided by the servicing agents. The distribution plans, adopted pursuant to Rule 12b-1 under the 1940 Act, permit the Funds to compensate or reimburse the distributor for activities or expenses primarily intended to result in the sale of the classes' shares. Payments are made at an annual rate, as a percentage of average daily net assets, set from time to time by the Boards of Trustees/Directors, and are charged as expenses of each Fund directly to the applicable class. A substantial portion of the expenses incurred pursuant to these plans is paid to affiliates of Bank of America and BAAI.

At September 30, 2000, the rates in effect and plan limits, as a percentage of average daily net assets, were as follows:

                                       CURRENT    PLAN
                                        RATE      LIMIT
                                       ----------------
Primary B, Investor A, Investor B,
  Investor C, Daily and Marsico
  Shareholder Servicing Plans........   0.25%     0.25%
Investor A Distribution Plan.........   0.10%     0.10%
Investor B Distribution Plan.........   0.00%     0.10%
Daily Distribution Plan..............   0.25%     0.45%

4.  SHARES OF BENEFICIAL INTEREST/CAPITAL STOCK

At September 30, 2000, an unlimited number of shares of beneficial interest without par value were authorized for the Trust and 480,000,000,000 shares of $.001 par value capital stock were authorized for the Company. The Trust's Declaration of Trust and the Company's Articles of Incorporation authorize the Board of Trustees/ Directors to classify or reclassify any authorized, but unissued shares into one or more additional classes or series of shares. See Schedules of capital stock activity.

5.  RESTRICTED SECURITIES

Certain securities may be subject to legal restrictions and may be difficult to sell. No Fund will invest more than 10% of the value of its net assets in securities that are considered illiquid.

The following securities are considered both illiquid and restricted as to resale. Accordingly, they are valued at their fair value under procedures adopted by the Board of Trustees/Directors.

NATIONS FUNDS

  NOTES TO FINANCIAL STATEMENTS (CONTINUED)                          (UNAUDITED)

PRIME

                                                                                               FAIR     PERCENTAGE   HISTORICAL
                                                                       PAR VALUE    VALUE      VALUE      OF NET        COST
                                                         ACQUISITION    9/30/00    PER UNIT   9/30/00     ASSETS      9/30/00
SECURITY                                                    DATE         (000)     9/30/00     (000)     9/30/00       (000)
-------------------------------------------------------------------------------------------------------------------------------
Anchor National Life Insurance Company:
  6.839%+ 12/01/00++...................................   12/01/98      $25,000     $1.00     $25,000      0.4%       $25,000
  6.890%+ 10/02/00++...................................   01/01/99       50,000      1.00      50,000      0.9         50,000
First Allmerica Financial Life Insurance Company:
  6.760%+ 11/24/00.....................................   08/24/99       50,000      1.00      50,000      0.9         50,000
Goldman Sachs Group, Inc.:
  6.840% 02/15/01......................................   08/16/00       25,000      1.00      25,000      0.4         25,000
  6.800% 02/27/01......................................   09/01/00       25,000      1.00      25,000      0.4         25,000
  6.830% 06/04/01......................................   09/07/00       25,000      1.00      25,000      0.4         25,000
Sun America Life Insurance Company of America:
  6.869%+ 10/02/00++...................................   10/01/98       50,000      1.00      50,000      0.9         50,000
Travelers Life Insurance Company:
  6.688%+ 10/05/00++...................................   02/03/99       25,000      1.00      25,000      0.4         25,000

---------------

 + Floating rate security. The interest rate shown reflects the rate in effect at September 30, 2000.
++ Reset date.

TAX EXEMPT

                                                                                               FAIR     PERCENTAGE   HISTORICAL
                                                                       PAR VALUE    VALUE      VALUE      OF NET        COST
                                                         ACQUISITION    9/30/00    PER UNIT   9/30/00     ASSETS      9/30/00
SECURITY                                                    DATE         (000)     9/30/00     (000)     9/30/00       (000)
-------------------------------------------------------------------------------------------------------------------------------
Bexar County, Texas Housing Finance Corporation
  Multi-Family Housing Revenue, Series 1998PT-1041,
  AMT, (Merrill Lynch Guarantee, Merrill Lynch SBPA),
  5.770%+ 06/01/35.....................................   06/26/99      $10,190     $1.00     $10,190      0.4%       $10,190
Broward County, Florida Housing Finance Authority
  Multi-Family Housing Revenue, (Harbour Town Project)
  Series 1999PT-1166, (Merrill Lynch Guarantee, Merrill
  Lynch SBPA),
  5.770%+ 12/01/25.....................................   07/01/99       11,790      1.00      11,790      0.5         11,790
Nevada GO, Series 2000PT-403,
  4.500%+ 06/14/01.....................................   06/30/00        9,925      1.00       9,925      0.4          9,925
South Carolina Jobs Economic Development Authority
  Revenue, (St. Francis Hospital--Bon Secours Project)
  Series 1999PT-328, (Merrill Lynch Guarantee, Merrill
  Lynch SBPA),
  5.770%+ 01/01/01.....................................   02/03/00       20,000      1.00      20,000      0.8         20,000
Washington State, Motor Fuel Tax GO, Series 2000PT-433,
  (Merrill Lynch SBPA),
  4.500%+ 06/01/08.....................................   06/30/00       19,865      1.00      19,865      0.8         19,865

---------------

+ Variable rate demand notes. The interest rate shown reflects the rate in effect at September 30, 2000.

The following security of the Prime Fund is restricted as to resale; however, it is considered liquid due to the put feature which allows the Fund to put the security back to the issuer at par value within seven calendar days.

NATIONS FUNDS

  NOTES TO FINANCIAL STATEMENTS (CONTINUED)                          (UNAUDITED)

                                                                                               FAIR     PERCENTAGE   HISTORICAL
                                                                       PAR VALUE    VALUE      VALUE      OF NET        COST
                                                         ACQUISITION    9/30/00    PER UNIT   9/30/00     ASSETS      9/30/00
SECURITY                                                    DATE         (000)     9/30/00     (000)     9/30/00       (000)
-------------------------------------------------------------------------------------------------------------------------------
GE Life and Annuity Assurance Company
  6.599%+ 10/02/00++...................................   02/01/99      $25,000     $1.00     $25,000      0.4%       $25,000

---------------

 + Floating rate security. The interest rate shown reflects the rate in effect at September 30, 2000.
++ Reset date.

6.  LINES OF CREDIT

The Trust and the Company each participate with other Nations Funds in an uncommitted line of credit provided by BNY under a line of credit agreement (the "Agreement"). Advances under the Agreement are taken primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. Interest on borrowings is payable at a specified Federal Funds rate plus 0.50% on an annualized basis. Each participating Fund maintains a ratio of no less than 4 to 1 net assets (not including amounts borrowed pursuant to the Agreement) to aggregate amount of indebtedness pursuant to the Agreement. For the six months ended September 30, 2000, there were no borrowings by the Funds under the Agreement.

The Trust and the Company also participate with other Nations Funds in a committed line of credit provided by BNY. Interest on borrowings under the committed line is payable at a specified Federal Funds rate plus 0.50% on an annualized basis. A facility fee of 0.09% per annum of the total amounts available under the line of credit is charged, of which each Fund pays its pro rata share. This fee is paid quarterly in arrears. Each participating Fund is required to maintain an asset coverage ratio of at least 300% under the terms of the arrangement. For the six months ended September 30, 2000, there were no borrowings by the Funds under the committed line of credit.

7.  CAPITAL LOSS CARRYFORWARD

At March 31, 2000, the Funds had available for federal income tax purposes the following unused capital losses expiring March 31:

                                                             2002     2003     2004     2005     2006     2007     2008
                                                             (000)    (000)    (000)    (000)    (000)    (000)    (000)
                                                             -----------------------------------------------------------
Prime......................................................   $--     $131      $35     $436      $23      $--      $41
Treasury...................................................    16       26       95       31       14        9       --
Government Money Market....................................    --       58        2       --       --       --       --

At March 31, 2000, Government Money Market Fund utilized capital losses of $1,131 during the year.

Under current tax law, capital losses realized after October 31 may be deferred and treated as occurring on the first day of the following fiscal year. For the year ended March 31, 2000, the Prime Fund elected to defer losses of $901 occurring between November 1, 1999 and March 31, 2000 under these rules.

                         P.O. Box 34602
                         Charlotte, NC 28254-4602
                         Toll free 1.800.321.7854
Nations Funds




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